UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2015

Item 1:	Report(s) to Shareholders.

2015 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Bond Debenture Fund

For the six-month period ended June 30, 2015

Table of Contents

1	A Letter to Shareholders
2	Information About Your Fund’s Expenses and Holdings Presented by Sector
5	Schedule of Investments
42	Statement of Assets and Liabilities
44	Statement of Operations
45	Statements of Changes in Net Assets
46	Financial Highlights
54	Notes to Financial Statements
68	Supplemental Information to Shareholders

Lord Abbett Bond Debenture Fund

Semiannual Report

For the six-month period ended June 30, 2015

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Bond Debenture Fund for the six-month period ended June 30, 2015. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 through June 30, 2015).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/15 – 6/30/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/15 –
	1/1/15	6/30/15	6/30/15
Class A
Actual	$1,000.00	$1,029.60	$4.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.78	$4.06
Class B
Actual	$1,000.00	$1,026.80	$8.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.81	$8.05
Class C
Actual	$1,000.00	$1,026.30	$7.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.65	$7.20
Class F
Actual	$1,000.00	$1,031.40	$3.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.56
Class I
Actual	$1,000.00	$1,030.50	$3.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.82	$3.01
Class P
Actual	$1,000.00	$1,030.40	$4.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.53	$4.31
Class R2
Actual	$1,000.00	$1,027.60	$6.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.79	$6.06
Class R3
Actual	$1,000.00	$1,029.40	$5.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.51

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.81% for Class A, 1.61% for Class B, 1.44% for Class C, 0.71% for Class F, 0.60% for Class I, 0.86% for Class P, 1.21% for Class R2 and 1.10% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2015

Sector*	%**
Asset Backed	0.03%
Automotive	1.78%
Banking	4.65%
Basic Industry	6.45%
Capital Goods	4.36%
Consumer Goods	4.24%
Energy	12.97%
Financial Services	4.90%
Foreign Government	1.92%
Healthcare	11.57%
Insurance	1.35%
Leisure	5.42%
Media	5.69%
Mortgage Backed	4.07%
Municipal	0.16%
Real Estate	1.32%
Retail	7.84%
Services	1.89%
Technology & Electronics	9.20%
Telecommunications	5.16%
Transportation	1.28%
Utility	2.06%
Repurchase Agreement	1.69%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)

June 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.68%

ASSET-BACKED SECURITY 0.03%

Other
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2† (cost $2,312,843)	0.544%	#	2/1/2041	$2,700	$2,533,275

	Shares
	(000)
COMMON STOCKS 15.33%

Aerospace/Defense 0.30%
Huntington Ingalls Industries, Inc.	79	8,932,440
TransDigm Group, Inc.*	85	19,059,655
Total		27,992,095

Air Transportation 0.10%
Cathay Pacific Airways Ltd.(a)	HKD 3,878	9,536,236

Auto Parts & Equipment 0.10%
Drew Industries, Inc.	159	9,235,450

Banking 0.37%
Citizens Financial Group, Inc.	551	15,041,365
Signature Bank*	71	10,320,641
Western Alliance Bancorp*	290	9,803,263
Total		35,165,269

Beverages 0.11%
Monster Beverage Corp.*	77	10,363,767

Brokerage 0.20%
Lazard Ltd. Class A	174	9,784,185
TD Ameritrade Holding Corp.	260	9,558,472
Total		19,342,657

Building & Construction 0.11%
Dycom Industries, Inc.*	181	10,631,547

Building Materials 0.60%
Caesarstone Sdot-Yam Ltd. (Israel)(b)	168	11,483,397
HD Supply Holdings, Inc.*	462	16,238,595
Masonite International Corp.*	143	10,051,250
Summit Materials, Inc. Class A*	387	9,860,621

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2015

	Shares	Fair
Investments	(000)	Value
Building Materials (continued)
Trex Co., Inc.*	190	$9,409,643
Total		57,043,506

Building: Roofing, Wallboard & Plumbing 0.11%
Beacon Roofing Supply, Inc.*	317	10,528,481

Chemicals 0.19%
Axalta Coating Systems Ltd.*	557	18,416,959

Department Stores 0.11%
Macy’s, Inc.	151	10,167,864

Diversified Capital Goods 0.27%
A.O. Smith Corp.	223	16,030,450
Acuity Brands, Inc.	52	9,315,225
Total		25,345,675

Electronics 0.57%
Avago Technologies Ltd. (Singapore)(b)	68	9,043,494
Freescale Semiconductor Ltd.*	346	13,844,808
GoPro, Inc. Class A*	176	9,255,207
NXP Semiconductors NV (Netherlands)*(b)	128	12,545,345
Sensata Technologies Holding NV (Netherlands)*(b)	175	9,231,715
Total		53,920,569

Energy: Exploration & Production 0.67%
Diamondback Energy, Inc.*	120	9,047,861
MEG Energy Corp.*(a)	CAD 581	9,481,427
Memorial Resource Development Corp.*	765	14,514,895
Parsley Energy, Inc. Class A*	1,201	20,923,040
Seven Generations Energy Ltd. Class A*(a)	CAD 729	9,519,186
Total		63,486,409

Food & Drug Retailers 0.36%
Kroger Co. (The)	208	15,081,790
Rite Aid Corp.*	2,330	19,458,673
Total		34,540,463

Food: Wholesale 0.28%
Pinnacle Foods, Inc.	245	11,175,516
WhiteWave Foods Co. (The)*	322	15,715,653
Total		26,891,169

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

	Shares	Fair
Investments	(000)	Value
Gas Distribution 0.09%
Dynegy, Inc.*	285	$8,328,236

Health Facilities 0.29%
Acadia Healthcare Co., Inc.*	219	17,171,424
VCA, Inc.*	186	10,103,009
Total		27,274,433

Health Services 0.23%
Envision Healthcare Holdings, Inc.*	269	10,633,859
Illumina, Inc.*	53	11,619,809
Total		22,253,668

Hotels 0.20%
Hilton Worldwide Holdings, Inc.*	337	9,286,361
La Quinta Holdings, Inc.*	410	9,372,156
Total		18,658,517

Investments & Miscellaneous Financial Services 0.30%
Affiliated Managers Group, Inc.*	45	9,902,580
Intercontinental Exchange, Inc.	41	9,127,760
WisdomTree Investments, Inc.	433	9,505,683
Total		28,536,023

Machinery 0.11%
Middleby Corp. (The)*	89	9,995,541

Managed Care 0.13%
Cigna Corp.	74	11,942,154

Media: Content 0.39%
AMC Networks, Inc. Class A*	127	10,413,202
ION Media Networks, Inc.	4	829,392
Netflix, Inc.*	39	25,395,330
Total		36,637,924

Medical Products 0.38%
Alere, Inc.*	280	14,754,492
Align Technology, Inc.*	158	9,923,481
Edwards Lifesciences Corp.*	78	11,082,478
Total		35,760,451

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2015

	Shares	Fair
Investments	(000)	Value
Metals/Mining (Excluding Steel) 0.07%
HudBay Minerals, Inc.(a)	CAD 485	$4,037,989
Mirabela Nickel Ltd.*(a)	AUD 31,268	2,774,339
Total		6,812,328

Multi-Line Insurance 0.10%
XL Group plc (Ireland)(b)	258	9,605,412

Personal & Household Products 0.69%
Brunswick Corp.	196	9,973,646
Estee Lauder Cos., Inc. (The) Class A	166	14,414,244
Jarden Corp.*	182	9,418,086
Pool Corp.	149	10,444,609
Shiseido Co., Ltd.(a)	JPY 475	10,773,764
Snap-on, Inc.	66	10,574,200
Total		65,598,549

Pharmaceuticals 1.68%
BioMarin Pharmaceutical, Inc.*	118	16,193,111
Bluebird Bio, Inc.*	106	17,906,149
Bristol-Myers Squibb Co.	148	9,879,793
Clovis Oncology, Inc.*	120	10,537,779
Diplomat Pharmacy, Inc.*	268	11,997,520
Intercept Pharmaceuticals, Inc.*	18	4,451,047
Mallinckrodt plc*	102	11,995,668
Medivation, Inc.*	152	17,388,434
Regeneron Pharmaceuticals, Inc.*	37	18,908,989
Seattle Genetics, Inc.*	245	11,877,554
Valeant Pharmaceuticals International, Inc.*	42	9,261,433
Zoetis, Inc.	388	18,694,749
Total		159,092,226

Real Estate Investment Trusts 0.48%
CBRE Group, Inc. Class A*	262	9,698,921
Hudson Pacific Properties, Inc.	329	9,326,127
InfraREIT, Inc.	575	16,308,730
Realogy Holdings Corp.*	207	9,691,830
Total		45,025,608

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

	Shares	Fair
Investments	(000)	Value
Recreation & Travel 0.25%
Norwegian Cruise Line Holdings Ltd.*	177	$9,893,862
Six Flags Entertainment Corp.	317	14,236,870
Total		24,130,732

Restaurants 0.84%
Darden Restaurants, Inc.	152	10,782,836
Domino’s Pizza, Inc.	94	10,606,982
Habit Restaurants, Inc. (The) Class A*	290	9,063,900
Shake Shack, Inc. Class A*	214	12,878,192
Sonic Corp.	308	8,873,107
Starbucks Corp.	281	15,046,460
Yum! Brands, Inc.	142	12,823,879
Total		80,075,356

Software/Services 1.89%
Akamai Technologies, Inc.*	193	13,478,890
Alliance Data Systems Corp.*	32	9,371,566
Arista Networks, Inc.*	121	9,915,634
Cognizant Technology Solutions Corp. Class A*	155	9,445,003
Ellie Mae, Inc.*	164	11,434,184
Facebook, Inc. Class A*	124	10,647,210
FireEye, Inc.*	235	11,476,634
FleetCor Technologies, Inc.*	59	9,214,719
GoDaddy, Inc. Class A*	213	5,990,544
Imperva, Inc.*	140	9,509,616
MasterCard, Inc. Class A	107	10,010,119
Mobileye NV (Israel)*(b)	441	23,442,919
Proofpoint, Inc.*	242	15,399,099
ServiceNow, Inc.*	127	9,451,117
Splunk, Inc.*	296	20,600,558
Total		179,387,812

Specialty Retail 1.53%
Asbury Automotive Group, Inc.*	118	10,670,142
Cracker Barrel Old Country Store, Inc.	104	15,474,753
Lithia Motors, Inc. Class A	142	16,014,177
lululemon athletica, Inc. (Canada)*(b)	162	10,589,178
Moncler SpA(a)	EUR 1,011	18,736,767
Penske Automotive Group, Inc.	202	10,503,292
Restoration Hardware Holdings, Inc.*	199	19,466,446

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2015

	Shares	Fair
Investments	(000)	Value
Specialty Retail (continued)
Sally Beauty Holdings, Inc.*	312	$9,842,033
Skechers U.S.A., Inc. Class A*	88	9,714,000
Steven Madden Ltd.*	113	4,829,434
Ulta Salon, Cosmetics & Fragrance, Inc.*	63	9,720,620
Under Armour, Inc. Class A*	114	9,543,784
Total		145,104,626

Support: Services 0.25%
Sotheby’s	323	14,590,986
TripAdvisor, Inc.*	109	9,496,168
Total		24,087,154

Technology Hardware & Equipment 0.32%
Cavium, Inc.*	225	15,467,043
CommScope Holding Co., Inc.*	487	14,854,892
Total		30,321,935

Telecommunications: Wireless 0.26%
Qorvo, Inc.*	131	10,498,032
T-Mobile US, Inc.*	377	14,609,738
Total		25,107,770

Theaters & Entertainment 0.30%
IMAX Corp. (Canada)*(b)	239	9,631,577
Live Nation Entertainment, Inc.*	357	9,814,480
SeaWorld Entertainment, Inc.	492	9,067,335
Total		28,513,392

Transportation Infrastructure 0.10%
GasLog Ltd. (Monaco)(b)	480	9,579,890
Total Common Stocks (cost $1,326,194,066)		1,454,437,853

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)

CONVERTIBLE BONDS 0.99%

Automakers 0.35%
Fiat Chrysler Automobiles NV
(United Kingdom)(b)	7.875%	12/15/2016	$14,150	17,246,639
Tesla Motors, Inc.	1.25%	3/1/2021	16,216	15,942,355
Total				33,188,994

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production 0.00%
Oleo e Gas Participacoes SA(c)	10.00%	6/1/2016	BRL 254	$100,498
Oleo e Gas Participacoes SA(c)	10.00%	6/1/2016	BRL 201	79,631
Total				180,129

Pharmaceuticals 0.30%
Isis Pharmaceuticals, Inc.†	1.00%	11/15/2021	$14,338	15,511,924
Mylan, Inc.	3.75%	9/15/2015	2,613	13,292,004
Total				28,803,928

Recreation & Travel 0.20%
Ctrip.com International Ltd. (China)†(b)	1.00%	7/1/2020	9,500	9,304,062
Ctrip.com International Ltd. (China)†(b)	1.99%	7/1/2025	9,500	9,268,438
Total				18,572,500

Software/Services 0.14%
Vipshop Holdings Ltd. (China)(b)	1.50%	3/15/2019	10,366	13,216,650
Total Convertible Bonds (cost $90,891,952)				93,962,201

	Dividend Rate		Shares (000)

CONVERTIBLE PREFERRED STOCK 0.18%

Building & Construction
William Lyon Homes, Inc. Unit (cost $16,069,170)	6.50%		136	17,221,000

	Interest Rate		Principal Amount (000)

FLOATING RATE LOANS(d) 3.00%

Advertising 0.05%
CDS U.S. Intermediate Holdings, Inc. 1st lien Initial Term Loan	6.25%	7/8/2022	$5,016	5,022,270

Chemicals 0.05%
American Pacific Corp. Term Loan	7.00%	2/27/2019	4,770	4,825,909

Consumer/Commercial/Lease Financing 0.10%
AWAS Finance Luxembourg 2012 SA Term Loan (Luxembourg)(b)	3.50%	7/16/2018	9,642	9,669,064

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation 0.06%
Astoria Energy LLC Advance Term Loan B	5.00%	12/24/2021	$ 5,756	$5,805,899

Electronics 0.15%
NXP B.V. Tranche D Term Loan (Netherlands)(b)	3.25%	1/11/2020	14,234	14,202,861

Energy: Exploration & Production 0.40%
Chief Exploration & Development LLC 2nd Lien Term Loan	7.50%	5/16/2021	10,111	9,575,015
Fieldwood Energy LLC 2nd Lien Closing Date Term Loan	8.375%	9/30/2020	12,056	9,288,786
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	25,120	18,576,240
Total				37,440,041

Food: Wholesale 0.07%
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	6,252	6,361,809

Health Facilities 0.15%
CHG Healthcare Services, Inc. 1st Lien Term Loan	4.25%	11/19/2019	13,942	13,953,286

Health Services 0.04%
Millennium Health LLC Tranche B Term Loan	5.25%	4/16/2021	8,537	3,579,249

Packaging 0.18%
Crown Holdings, Inc. Delayed Draw Term Loan A	1.935%	12/19/2018	12,694	12,693,747
Crown Holdings, Inc. Facility Term Loan A	1.935%	12/19/2018	4,645	4,645,000
Total				17,338,747

Personal & Household Products 0.11%
Britax US Holdings, Inc. Initial Dollar Term Loan	4.50%	10/15/2020	13,654	10,855,271

Pharmaceuticals 0.15%
RPI Finance Trust Term Loan B4	3.50%	11/9/2016	14,379	14,415,345

Rail 0.20%
Genesee & Wyoming, Inc. Term Loan	2.187%	10/2/2017	19,334	19,382,432

Real Estate Investment Trusts 0.06%
Hudson Pacific Properties, L.P. 5 Year Term Loan	1.48%	4/1/2020	5,362	5,362,000

Recreation & Travel 0.10%
Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(b)	7.75%	7/29/2022	9,680	9,690,067

Software/Services 0.13%
SRA International, Inc. Term Loan	6.50%	7/20/2018	12,195	12,246,140

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Specialty Retail 0.29%
Bass Pro Group LLC New Term Loan	4.00%	6/5/2020		$ 7,729	$7,740,378
Gymboree Corp. (The) Term Loan	5.00%	2/23/2018		13,019	9,341,132
Men’s Wearhouse, Inc. (The) Tranche B1 Term Loan	5.00%	6/18/2021		10,048	10,144,260
Total					27,225,770

Support: Services 0.13%
Advantage Sales & Marketing, Inc. 2nd Lien Term Loan	7.50%	7/25/2022		11,735	11,827,882

Technology Hardware & Equipment 0.08%
TTM Technologies, Inc. Term Loan B	6.00%	5/31/2021		8,027	7,926,662

Telecommunications: Wireline Integrated & Services 0.10%
Fairpoint Communications, Inc. Term Loan	7.50%	2/14/2019		9,596	9,693,410

Telecommunications: Wireless 0.19%
American Tower Corp. Term Loan A	1.44%	1/3/2019		18,200	18,116,553

Theaters & Entertainment 0.21%
Kasima LLC Term Loan	3.25%	5/17/2021		9,404	9,396,314
Six Flags Theme Parks, Inc. Term Loan B	3.50%	6/30/2022		10,035	10,055,371
Total					19,451,685
Total Floating Rate Loans (cost $291,612,102)					284,392,352

FOREIGN BONDS(a) 0.71%

Colombia 0.11%
Empresas Publicas de Medellin ESP†	7.625%	9/10/2024		COP 27,713,000	10,323,703

Luxembourg 0.06%
Altice SA†	6.25%	2/15/2025		EUR 5,200	5,536,343

Netherlands 0.13%
Hema Bondco I BV†	6.25%	6/15/2019		EUR 13,325	12,440,036

Spain 0.24%
Banco Popular Espanol SA	11.50%	–	(e)	EUR 18,300	22,737,748

Sweden 0.03%
Dometic Group AB PIK†	9.50%	6/26/2019		EUR 2,252	2,542,024

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
United Kingdom 0.14%
New Look Secured Issuer plc†	6.50%	7/1/2022	GBP 2,406	$3,681,191
Premier Foods Finance plc†	6.50%	3/15/2021	GBP 6,725	9,996,056
Total				13,677,247
Total Foreign Bonds (cost $73,159,661)				67,257,101

FOREIGN GOVERNMENT OBLIGATIONS 1.91%

Argentina 0.20%
Republic of Argentina(b)	8.75%	5/7/2024	$19,400	18,534,275

Bahamas 0.10%
Commonwealth of Bahamas†(b)	5.75%	1/16/2024	9,025	9,837,250

Bermuda 0.25%
Government of Bermuda†	4.138%	1/3/2023	13,720	13,970,596
Government of Bermuda†	4.854%	2/6/2024	9,225	9,778,500
Total				23,749,096

Cayman Islands 0.06%
Cayman Islands Government†	5.95%	11/24/2019	5,280	6,085,200

Cyprus 0.22%
Republic of Cyprus(a)	4.75%	6/25/2019	EUR 18,200	21,304,775

Dominican Republic 0.18%
Dominican Republic†(b)	6.85%	1/27/2045	$16,485	16,897,125

Egypt 0.15%
Egypt Government International Bond†(b)	5.875%	6/11/2025	14,525	14,219,975

Honduras 0.10%
Honduras Government†(b)	7.50%	3/15/2024	9,100	9,888,652

Ivory Coast 0.11%
Ivory Coast Bond†(b)	6.375%	3/3/2028	10,225	10,020,500

Jamaica 0.22%
Government of Jamaica(b)	7.625%	7/9/2025	9,550	10,743,750
Government of Jamaica(b)	8.00%	3/15/2039	8,890	10,034,587
Total				20,778,337

Senegal 0.15%
Republic of Senegal†(b)	6.25%	7/30/2024	14,475	13,939,425

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
South Africa 0.17%
Republic of South Africa(a)	7.00%	2/28/2031	ZAR	230,985	$16,217,934
Total Foreign Government Obligations (cost $182,651,220)					181,472,544

HIGH YIELD CORPORATE BONDS 71.18%

Advertising 0.28%
Affinion Investments LLC	13.50%	8/15/2018		$10,625	4,728,125
Omnicom Group, Inc.	3.65%	11/1/2024		10,275	10,109,829
Southern Graphics, Inc.†	8.375%	10/15/2020		11,075	11,407,250
Total					26,245,204

Aerospace/Defense 0.94%
Aerojet Rocketdyne Holdings, Inc.	7.125%	3/15/2021		15,000	16,050,000
CPI International, Inc.	8.75%	2/15/2018		15,500	15,926,250
Harris Corp.	4.854%	4/27/2035		3,990	3,835,324
Harris Corp.	5.054%	4/27/2045		15,960	15,262,388
Huntington Ingalls Industries, Inc.†	5.00%	12/15/2021		9,225	9,421,031
Huntington Ingalls Industries, Inc.	7.125%	3/15/2021		15,000	15,975,000
Lockheed Martin Corp.	2.90%	3/1/2025		12,915	12,431,966
Total					88,901,959

Air Transportation 0.14%
Air Canada (Canada)†(b)	7.75%	4/15/2021		8,783	9,397,810
United Airlines, Inc.	6.636%	1/2/2024		3,469	3,720,901
Total					13,118,711

Auto Parts & Equipment 1.07%
Chassix, Inc.†(c)	9.25%	8/1/2018		16,125	14,673,750
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022		10,250	9,327,500
Harman International Industries, Inc.	4.15%	5/15/2025		14,900	14,713,556
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018		4,407	4,517,175
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022		10,400	10,426,000
Omega U.S. Sub LLC	8.75%	7/15/2023		12,004	12,034,010
Stackpole International Intermediate/Stackpole International Powder (Luxembourg)†(b)	7.75%	10/15/2021		13,175	13,043,250
ZF North America Capital, Inc.†	4.50%	4/29/2022		9,750	9,587,175
ZF North America Capital, Inc.†	4.75%	4/29/2025		13,710	13,324,475
Total					101,646,891

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Automakers 0.14%
General Motors Co.(c)	8.375%	–	(e)	$15,000	$1,500
Jaguar Land Rover Automotive plc (United Kingdom)†(b)	5.625%	2/1/2023		8,625	8,959,219
Oshkosh Corp.	5.375%	3/1/2025		4,023	4,043,115
Total					13,003,834

Banking 4.30%
Banco Bilbao Vizcaya Argentaria SA (Spain)(b)	9.00%	–	(e)	9,000	9,697,500
Bank of America Corp.	4.20%	8/26/2024		7,900	7,895,813
Bank of America Corp.	4.25%	10/22/2026		18,425	18,089,223
Bank of America Corp.	6.50%	–	(e)	7,000	7,253,750
Bank of America Corp.	8.00%	–	(e)	7,000	7,393,750
Bank of China Ltd. (China)†(b)	5.00%	11/13/2024		15,900	16,339,778
CIT Group, Inc.	5.00%	8/15/2022		38,211	37,924,417
Citigroup, Inc.	4.40%	6/10/2025		11,907	11,886,294
Citigroup, Inc.	5.95%	–	(e)	16,000	15,780,000
Citizens Financial Group, Inc.†	5.50%	–	(e)	12,800	12,472,000
Commerzbank AG (Germany)†(b)	8.125%	9/19/2023		21,175	24,776,656
Credit Suisse Group AG (Switzerland)†(b)	7.50%	–	(e)	13,694	14,300,042
Goldman Sachs Group, Inc. (The)	5.15%	5/22/2045		11,966	11,587,073
HSBC Holdings plc (United Kingdom)(b)	6.375%	–	(e)	8,050	8,110,375
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/2019		16,050	16,365,880
JPMorgan Chase & Co.	3.875%	9/10/2024		20,000	19,715,760
JPMorgan Chase & Co.	6.75%	–	(e)	10,000	10,696,800
LBG Capital No.1 plc (United Kingdom)†(b)(f)	8.00%	–	(e)	3,000	3,442,500
Lloyds Banking Group plc (United Kingdom)(b)	4.50%	11/4/2024		23,725	23,783,838
Lloyds Banking Group plc (United Kingdom)(b)	7.50%	–	(e)	14,008	14,463,260
Macquarie Bank Ltd. (Australia)†(b)	1.60%	10/27/2017		24,075	24,077,672
Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020		10,000	11,247,780
MUFG Americas Holdings Corp.	3.00%	2/10/2025		7,971	7,494,988
National Savings Bank (Sri Lanka)†(b)	5.15%	9/10/2019		9,585	9,297,450
Nordea Bank AB (Sweden)†(b)	6.125%	–	(e)	6,247	6,182,575
Popular, Inc.	7.00%	7/1/2019		18,940	19,011,025
Standard Chartered plc (United Kingdom)†(b)	6.50%	–	(e)	15,550	15,699,700
Synovus Financial Corp.	7.875%	2/15/2019		7,750	8,728,437
UBS AG (Jersey)(b)	7.25%	2/22/2022		13,650	14,395,740
Washington Mutual Bank(c)	6.875%	6/15/2011		22,500	2,250
Total					408,112,326

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.62%
Brown-Forman Corp.	4.50%	7/15/2045	$15,274	$15,153,060
Constellation Brands, Inc.	3.75%	5/1/2021	4,700	4,617,750
Constellation Brands, Inc.	4.25%	5/1/2023	14,350	14,170,625
Constellation Brands, Inc.	6.00%	5/1/2022	3,873	4,232,105
Cott Beverages, Inc.	5.375%	7/1/2022	2,935	2,854,288
Cott Beverages, Inc.†	6.75%	1/1/2020	9,975	10,374,000
PepsiCo, Inc.	4.25%	10/22/2044	7,825	7,691,341
Total				59,093,169

Brokerage 0.66%
Lazard Group LLC	3.75%	2/13/2025	23,455	22,365,164
TD Ameritrade Holding Corp.	2.95%	4/1/2022	7,996	7,935,302
TD Ameritrade Holding Corp.	3.625%	4/1/2025	31,800	32,333,127
Total				62,633,593

Building & Construction 1.11%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	10,180	9,518,300
Brookfield Residential Properties, Inc. (Canada)†(b)	6.50%	12/15/2020	12,887	12,892,413
DR Horton, Inc.	4.75%	2/15/2023	912	914,280
K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021	10,354	8,878,555
Lennar Corp.	4.50%	11/15/2019	10,000	10,175,000
PulteGroup, Inc.	6.375%	5/15/2033	27,646	28,129,805
Toll Brothers Finance Corp.	5.625%	1/15/2024	11,550	12,214,125
William Lyon Homes, Inc.	7.00%	8/15/2022	21,500	22,360,000
Total				105,082,478

Building Materials 0.58%
Building Materials Corp. of America†	5.375%	11/15/2024	12,445	12,281,348
Hillman Group, Inc. (The)†	6.375%	7/15/2022	13,775	13,086,250
Lafarge SA (France)(b)	7.125%	7/15/2036	8,021	9,645,253
Masonite International Corp.†	5.625%	3/15/2023	6,992	7,140,580
Ply Gem Industries, Inc.	6.50%	2/1/2022	13,310	13,038,850
Total				55,192,281

Cable & Satellite Television 3.85%
Altice Financing SA (Luxembourg)†(b)	6.625%	2/15/2023	10,300	10,251,590
Altice Finco SA (Luxembourg)†(b)	9.875%	12/15/2020	24,000	26,460,000
Altice SA (Luxembourg)†(b)	7.625%	2/15/2025	8,025	7,563,563
Altice SA (Luxembourg)†(b)	7.75%	5/15/2022	22,000	21,340,000
Cablevision Systems Corp.	5.875%	9/15/2022	28,000	27,230,000

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable & Satellite Television (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.	6.625%	1/31/2022	$12,100	$12,644,500
DISH DBS Corp.	5.875%	7/15/2022	35,202	34,585,965
DISH DBS Corp.	5.875%	11/15/2024	2,000	1,926,250
DISH DBS Corp.	6.75%	6/1/2021	31,448	32,863,160
Mediacom Broadband LLC/Mediacom Broadband Corp.	5.50%	4/15/2021	3,173	3,105,574
Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023	23,477	23,594,385
Mediacom LLC/Mediacom Capital Corp.	7.25%	2/15/2022	4,401	4,626,551
Numericable-SFR SAS (France)†(b)	6.00%	5/15/2022	15,075	14,895,984
RCN Telecom Services LLC/RCN Capital Corp.†	8.50%	8/15/2020	8,186	8,605,533
Time Warner Cable, Inc.	5.875%	11/15/2040	18,347	17,819,762
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.00%	1/15/2025	6,569	6,536,155
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.50%	1/15/2023	19,395	19,843,509
Unitymedia KabelBW GmbH (Germany)†(b)	6.125%	1/15/2025	1,750	1,833,125
UPCB Finance IV Ltd.†	5.375%	1/15/2025	16,100	15,447,950
UPCB Finance V Ltd.†	7.25%	11/15/2021	10,103	10,961,213
Virgin Media Finance plc (United Kingdom)†(b)	6.00%	10/15/2024	6,000	6,112,500
Virgin Media Secured Finance plc (United Kingdom)†(b)	5.375%	4/15/2021	27,000	27,911,250
VTR Finance BV (Netherlands)†(b)	6.875%	1/15/2024	12,315	12,614,870
Wave Holdco LLC/Wave Holdco Corp. PIK†	8.25%	7/15/2019	6,642	6,792,773
Ziggo Bond Finance BV (Netherlands)†(b)	5.875%	1/15/2025	9,363	9,210,851
Total				364,777,013

Chemicals 0.96%
Celanese US Holdings LLC	5.875%	6/15/2021	5,554	5,970,550
Chemours Co. (The)†	6.625%	5/15/2023	9,850	9,566,813
Grupo Idesa SA de CV (Mexico)†(b)	7.875%	12/18/2020	13,600	14,450,000
Huntsman International LLC†	5.125%	11/15/2022	9,853	9,729,837
Israel Chemicals Ltd. (Israel)†(b)	4.50%	12/2/2024	19,775	19,956,930
OCP SA (Morocco)†(b)	6.875%	4/25/2044	8,500	8,926,700
Platform Specialty Products Corp.†	6.50%	2/1/2022	12,943	13,428,362
TPC Group, Inc.†	8.75%	12/15/2020	9,759	9,075,870
Total				91,105,062

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing 2.39%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)†(b)	3.75%	5/15/2019		$9,525	$9,441,656
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)†(b)	5.00%	10/1/2021		14,135	14,576,719
Air Lease Corp.	3.875%	4/1/2021		9,700	9,821,250
Aircastle Ltd.	5.50%	2/15/2022		10,768	11,017,064
Discover Bank	7.00%	4/15/2020		9,125	10,631,017
Discover Financial Services	3.75%	3/4/2025		6,851	6,554,598
General Electric Capital Corp.	7.125%	–	(e)	60,500	69,877,500
International Lease Finance Corp.	6.25%	5/15/2019		21,350	23,138,063
International Lease Finance Corp.	8.25%	12/15/2020		24,365	28,994,350
International Lease Finance Corp.	8.75%	3/15/2017		6,885	7,550,160
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.875%	8/1/2021		16,600	16,205,750
National Financial Partners Corp.†	9.00%	7/15/2021		9,165	9,084,806
OneMain Financial Holdings, Inc.†	6.75%	12/15/2019		9,425	9,849,125
Total					226,742,058

Department Stores 0.22%
El Puerto de Liverpool SAB de CV (Mexico)†(b)	3.95%	10/2/2024		11,754	11,518,920
SACI Falabella (Chile)†(b)	4.375%	1/27/2025		9,450	9,438,518
Total					20,957,438

Discount Stores 0.75%
Amazon.com, Inc.	4.80%	12/5/2034		52,100	51,912,753
Family Tree Escrow LLC†	5.75%	3/1/2023		18,009	18,909,450
Total					70,822,203

Diversified Capital Goods 0.54%
Artesyn Embedded Technologies, Inc.†	9.75%	10/15/2020		15,750	15,710,625
Griffon Corp.	5.25%	3/1/2022		4,306	4,300,617
Siemens Financieringsmaatschappij NV (Netherlands)†(b)	3.25%	5/27/2025		12,036	11,833,976
Trinity Industries, Inc.	4.55%	10/1/2024		4,514	4,362,790
Unifrax I LLC/Unifrax Holding Co. †	7.50%	2/15/2019		15,225	15,377,250
Total					51,585,258

Electric: Distribution/Transportation 0.28%
Lamar Funding Ltd.†	3.958%	5/7/2025		12,850	12,528,750
Oncor Electric Delivery Co. LLC†	3.75%	4/1/2045		16,056	14,410,934
Total					26,939,684

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation 0.88%
Dynegy, Inc.†	7.375%	11/1/2022	$8,350	$8,788,375
Dynegy, Inc.†	7.625%	11/1/2024	16,490	17,520,625
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(c)	11.25%	12/1/2018	6,486	7,523,760
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(c)	11.75%	3/1/2022	10,809	11,931,013
Illinois Power Generating Co.	7.00%	4/15/2018	9,500	9,286,250
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	17,147	18,989,852
Talen Energy Supply LLC†	5.125%	7/15/2019	9,350	9,209,750
Total				83,249,625

Electric: Integrated 0.72%
AES El Salvador Trust II†	6.75%	3/28/2023	10,520	10,072,900
AES Panama SRL (Panama)†(b)	6.00%	6/25/2022	9,623	9,736,071
E.CL SA (Chile)†(b)	4.50%	1/29/2025	17,275	17,376,646
El Paso Electric Co.	5.00%	12/1/2044	15,950	15,801,314
Entergy Arkansas, Inc.	4.95%	12/15/2044	14,863	14,931,117
Total				67,918,048

Electronics 1.02%
Flextronics International Ltd.	5.00%	2/15/2023	6,354	6,509,991
Jabil Circuit, Inc.	4.70%	9/15/2022	8,220	8,333,025
KLA-Tencor Corp.	4.65%	11/1/2024	22,593	22,623,026
Lam Research Corp.	3.80%	3/15/2025	17,545	17,110,954
Motorola Solutions, Inc.	3.50%	9/1/2021	11,895	11,844,601
Sensata Technologies BV (Netherlands)†(b)	5.625%	11/1/2024	2,081	2,161,639
Trimble Navigation Ltd.	4.75%	12/1/2024	27,950	28,040,390
Total				96,623,626

Energy: Exploration & Production 6.17%
Antero Resources Corp.	5.375%	11/1/2021	16,594	16,013,210
Bill Barrett Corp.	7.00%	10/15/2022	5,565	5,064,150
California Resources Corp.	5.50%	9/15/2021	19,875	17,394,600
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	6,436	6,484,270
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	7,019	7,422,593
Chesapeake Energy Corp.	5.75%	3/15/2023	23,722	21,587,020
Clayton Williams Energy, Inc.	7.75%	4/1/2019	10,098	9,643,590
Concho Resources, Inc.	5.50%	4/1/2023	32,550	32,712,750
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	30,000	31,200,000
Diamondback Energy, Inc.	7.625%	10/1/2021	24,675	26,525,625

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)
Eclipse Resources Corp.†(g)	8.875%	7/15/2023	$13,949	$13,527,740
EOG Resources, Inc.	3.15%	4/1/2025	11,992	11,714,121
EXCO Resources, Inc.	8.50%	4/15/2022	16,501	8,539,268
Gulfport Energy Corp.†	6.625%	5/1/2023	1,957	1,991,248
Gulfport Energy Corp.	7.75%	11/1/2020	13,725	14,445,562
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	19,105	18,010,283
Kosmos Energy Ltd. †	7.875%	8/1/2021	17,460	16,936,200
Kunlun Energy Co., Ltd. (Hong Kong)†(b)	3.75%	5/13/2025	16,080	15,597,922
Legacy Reserves LP/Legacy Reserves Finance Corp.	6.625%	12/1/2021	11,574	9,432,810
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	8,500	7,905,000
MEG Energy Corp. (Canada)†(b)	7.00%	3/31/2024	34,585	33,331,294
Memorial Resource Development Corp.	5.875%	7/1/2022	15,295	14,846,856
Newfield Exploration Co.	5.625%	7/1/2024	25,336	25,716,040
Oasis Petroleum, Inc.	6.50%	11/1/2021	7,500	7,500,000
Oasis Petroleum, Inc.	7.25%	2/1/2019	18,275	18,823,250
Occidental Petroleum Corp.	3.50%	6/15/2025	19,922	19,878,032
OGX Austria GmbH (Austria)(b)(c)	8.50%	6/1/2018	20,000	100,200
Paramount Resources Ltd. (Canada)†(b)	6.875%	6/30/2023	11,168	11,251,760
Parsley Energy LLC/Parsley Finance Corp.†	7.50%	2/15/2022	9,325	9,508,609
PDC Energy, Inc.	7.75%	10/15/2022	20,125	21,131,250
Penn Virginia Corp.	8.50%	5/1/2020	4,877	4,401,493
Range Resources Corp.†	4.875%	5/15/2025	19,250	18,771,637
Rice Energy, Inc.	6.25%	5/1/2022	13,033	13,000,417
Rice Energy, Inc.†	7.25%	5/1/2023	2,392	2,463,760
Rosetta Resources, Inc.	5.875%	6/1/2022	10,180	10,918,050
RSP Permian, Inc.†	6.625%	10/1/2022	9,860	10,131,150
Seven Generations Energy Ltd. (Canada)†(b)	6.75%	5/1/2023	4,810	4,822,025
Seven Generations Energy Ltd. (Canada)†(b)	8.25%	5/15/2020	15,155	16,155,230
SM Energy Co.	6.50%	11/15/2021	8,925	9,348,938
Triangle USA Petroleum Corp.†	6.75%	7/15/2022	9,602	7,489,560
Tullow Oil plc (United Kingdom)†(b)	6.00%	11/1/2020	3,670	3,344,288
Tullow Oil plc (United Kingdom)†(b)	6.25%	4/15/2022	6,886	6,128,540
Ultra Petroleum Corp.†	6.125%	10/1/2024	10,900	9,619,250
YPF SA (Argentina)†(b)	8.50%	7/28/2025	14,725	14,614,562
Total				585,444,153

Environmental 0.10%
ADS Waste Holdings, Inc.	8.25%	10/1/2020	9,502	9,882,080

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food & Drug Retailers 1.33%
BI-LO LLC/BI-LO Finance Corp.†	9.25%	2/15/2019	$6,325	$6,419,875
Ingles Markets, Inc.	5.75%	6/15/2023	4,795	4,897,134
New Albertson’s, Inc.	7.45%	8/1/2029	7,200	6,948,000
New Albertson’s, Inc.	7.75%	6/15/2026	17,080	16,738,400
Rite Aid Corp.†	6.125%	4/1/2023	12,841	13,274,384
Rite Aid Corp.	7.70%	2/15/2027	45,032	53,137,760
Tops Holding II Corp.	8.75%	6/15/2018	5,802	5,743,980
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	18,950	19,068,437
Total				126,227,970

Food: Wholesale 1.35%
B&G Foods, Inc.	4.625%	6/1/2021	20,000	19,775,000
Diamond Foods, Inc.†	7.00%	3/15/2019	15,033	15,446,407
JBS USA LLC/JBS USA Finance, Inc.†	5.75%	6/15/2025	6,413	6,354,962
JBS USA LLC/JBS USA Finance, Inc.†	5.875%	7/15/2024	7,634	7,700,798
JBS USA LLC/JBS USA Finance, Inc.†	7.25%	6/1/2021	5,366	5,681,253
Land O’Lakes, Inc.†	6.00%	11/15/2022	13,700	14,624,750
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	4.875%	5/1/2021	11,046	10,907,925
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	7,000	7,560,000
WhiteWave Foods Co. (The)	5.375%	10/1/2022	37,580	39,740,850
Total				127,791,945

Forestry/Paper 0.31%
Cascades, Inc. (Canada)†(b)	5.50%	7/15/2022	6,420	6,235,425
Millar Western Forest Products Ltd. (Canada)(b)	8.50%	4/1/2021	10,000	9,675,000
Norbord, Inc. (Canada)†(b)	6.25%	4/15/2023	4,378	4,454,615
Rayonier AM Products, Inc.†	5.50%	6/1/2024	10,385	9,320,537
Total				29,685,577

Gaming 1.96%
Boyd Gaming Corp.	6.875%	5/15/2023	9,973	10,272,190
Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.†	9.375%	5/1/2022	12,090	9,127,950
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance, Inc.	8.00%	10/1/2020	9,530	9,023,766
CCM Merger, Inc.†	9.125%	5/1/2019	12,000	12,900,000
Graton Economic Development Authority†	9.625%	9/1/2019	20,725	22,453,465
MCE Finance Ltd. (Hong Kong)†(b)	5.00%	2/15/2021	15,600	14,898,000
MGM Resorts International	6.00%	3/15/2023	16,946	17,242,555

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming (continued)
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	$11,617	$12,226,893
MTR Gaming Group, Inc.	11.50%	8/1/2019	12,998	13,891,612
Pinnacle Entertainment, Inc.	6.375%	8/1/2021	16,587	17,685,889
River Rock Entertainment Authority (The)(c)	9.00%	11/1/2018	10,368	933,120
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	8,009	8,459,506
Scientific Games International, Inc.†	7.00%	1/1/2022	5,685	5,898,188
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	19,800	18,909,000
Wynn Macau Ltd. (Macau)†(b)	5.25%	10/15/2021	12,855	12,212,250
Total				186,134,384

Gas Distribution 3.59%
APT Pipelines Ltd. (Australia)†(b)	5.00%	3/23/2035	14,588	13,687,570
Boardwalk Pipelines LP	4.95%	12/15/2024	9,574	9,406,359
Dominion Gas Holdings LLC	3.60%	12/15/2024	12,050	12,014,947
Energy Transfer Equity LP	5.50%	6/1/2027	12,675	12,706,688
Energy Transfer Equity LP	5.875%	1/15/2024	11,850	12,347,700
Hiland Partners LP/Hiland Partners Finance Corp.†	5.50%	5/15/2022	13,853	14,433,094
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	13,075	14,186,375
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	19,000	20,600,864
Kinder Morgan, Inc.	7.75%	1/15/2032	7,650	8,810,191
Kinder Morgan, Inc.	8.05%	10/15/2030	17,235	20,259,967
LBC Tank Terminals Holding Netherlands BV (Belgium)†(b)	6.875%	5/15/2023	7,900	8,196,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	5.50%	2/15/2023	13,250	13,664,063
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	14,930	16,225,088
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	6.50%	5/15/2021	8,015	8,485,881
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	11,300	12,045,077
Rockies Express Pipeline LLC†	6.875%	4/15/2040	18,450	19,464,750
Sabine Pass Liquefaction LLC†	5.625%	3/1/2025	25,863	25,701,356
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	30,000	30,037,500
SemGroup Corp.	7.50%	6/15/2021	6,045	6,347,250
Southeast Supply Header LLC†	4.25%	6/15/2024	14,150	13,987,501
Southern Star Central Corp.†	5.125%	7/15/2022	9,225	9,409,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	5.50%	10/15/2019	7,450	7,766,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	9,095	9,390,588

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	$7,800	$8,170,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	6.25%	10/15/2022	13,150	13,676,000
Total				341,021,684

Health Facilities 3.28%
Amsurg Corp.	5.625%	11/30/2020	12,436	12,715,810
Amsurg Corp.	5.625%	7/15/2022	5,504	5,572,800
CHS/Community Health Systems, Inc.	6.875%	2/1/2022	10,000	10,575,000
CHS/Community Health Systems, Inc.	7.125%	7/15/2020	5,470	5,809,140
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	33,230	35,099,187
DaVita HealthCare Partners, Inc.	5.75%	8/15/2022	27,000	28,721,250
Dignity Health	3.812%	11/1/2024	12,500	12,816,262
Dignity Health	4.50%	11/1/2042	8,811	8,197,111
HCA, Inc.	4.25%	10/15/2019	7,955	8,153,875
HCA, Inc.	5.00%	3/15/2024	7,000	7,140,000
HCA, Inc.	5.375%	2/1/2025	10,595	10,794,186
HCA, Inc.	5.875%	3/15/2022	8,700	9,483,000
HCA, Inc.	7.50%	2/15/2022	32,000	36,840,000
HCA, Inc.	7.58%	9/15/2025	4,073	4,541,395
HCA, Inc.	7.69%	6/15/2025	12,111	13,806,540
Kindred Healthcare, Inc.	6.375%	4/15/2022	9,459	9,482,648
Kindred Healthcare, Inc.†	8.00%	1/15/2020	11,341	12,163,223
LifePoint Health, Inc.	5.50%	12/1/2021	10,000	10,350,000
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	12,319	11,154,707
MPT Operating Partnership LP/MPT Finance Corp.	5.50%	5/1/2024	12,577	13,017,195
Omega Healthcare Investors, Inc.	4.95%	4/1/2024	6,075	6,224,384
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	3,925	4,185,031
Select Medical Corp.	6.375%	6/1/2021	5,890	5,978,350
Tenet Healthcare Corp.†	6.75%	6/15/2023	3,992	4,076,830
Tenet Healthcare Corp.	8.125%	4/1/2022	21,945	24,051,720
Total				310,949,644

Health Services 0.21%
Envision Healthcare Corp.†	5.125%	7/1/2022	10,000	10,100,000
ExamWorks Group, Inc.	5.625%	4/15/2023	9,357	9,629,382
Total				19,729,382

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Hotels 1.03%
ESH Hospitality, Inc.†	5.25%	5/1/2025	$ 9,997	$9,772,068
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	5.625%	10/15/2021	20,000	20,874,000
Host Hotels & Resorts LP	3.75%	10/15/2023	6,712	6,596,104
Host Hotels & Resorts LP	4.00%	6/15/2025	5,992	5,959,577
Host Hotels & Resorts LP	5.25%	3/15/2022	10,000	10,876,670
Playa Resorts Holding BV (Netherlands)†(b)	8.00%	8/15/2020	15,850	16,484,000
RHP Hotel Properties LP/RHP Finance Corp.	5.00%	4/15/2021	10,400	10,452,000
RHP Hotel Properties LP/RHP Finance Corp.†	5.00%	4/15/2023	3,236	3,187,460
Wyndham Worldwide Corp.	3.90%	3/1/2023	14,113	13,849,990
Total				98,051,869

Insurance Brokerage 0.12%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	11,200	11,872,000

Integrated Energy 1.04%
Alta Wind Holdings LLC†	7.00%	6/30/2035	9,383	10,926,741
Gazprom OAO via Gaz Capital SA (Luxembourg)†(b)	4.95%	2/6/2028	9,700	8,378,375
Petrobras Global Finance BV (Netherlands)(b)	4.375%	5/20/2023	24,070	21,030,200
Rio Oil Finance Trust Series 2014-1 (Brazil)†(b)	6.25%	7/6/2024	19,575	19,281,375
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(b)	4.199%	3/6/2022	12,780	10,974,825
Shell International Finance BV (Netherlands)(b)	3.25%	5/11/2025	15,961	15,838,898
Shell International Finance BV (Netherlands)(b)	4.55%	8/12/2043	12,040	12,351,957
Total				98,782,371

Investments & Miscellaneous Financial Services 0.82%
CME Group, Inc.	3.00%	3/15/2025	16,017	15,573,345
FMR LLC†	5.35%	11/15/2021	14,800	16,855,335
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	8,030	7,308,160
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	35,528	38,103,780
Total				77,840,620

Life Insurance 0.95%
American Equity Investment Life Holding Co.	6.625%	7/15/2021	13,475	14,317,188
CNO Financial Group, Inc.	5.25%	5/30/2025	19,415	19,778,060
Prudential Financial, Inc.	5.375%	5/15/2045	9,574	9,454,325

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Life Insurance (continued)
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	$18,050	$18,449,789
TIAA Asset Management Finance Co. LLC†	4.125%	11/1/2024	27,710	27,962,078
Total				89,961,440

Machinery 0.38%
Cleaver-Brooks, Inc.†	8.75%	12/15/2019	10,500	10,395,000
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	10,000	10,350,000
Oshkosh Corp.	5.375%	3/1/2022	10,000	10,275,000
Waterjet Holdings, Inc.†	7.625%	2/1/2020	4,805	5,021,225
Total				36,041,225

Managed Care 0.53%
Centene Corp.	4.75%	5/15/2022	13,520	13,993,200
Centene Corp.	5.75%	6/1/2017	15,525	16,514,719
MPH Acquisition Holdings LLC†	6.625%	4/1/2022	19,000	19,451,250
Total				49,959,169

Media: Content 1.09%
AMC Networks, Inc.	4.75%	12/15/2022	19,200	19,272,000
AMC Networks, Inc.	7.75%	7/15/2021	14,000	15,190,000
iHeartCommunications, Inc.	9.00%	12/15/2019	21,300	20,378,775
iHeartCommunications, Inc.	11.25%	3/1/2021	11,103	10,825,425
Netflix, Inc.	5.375%	2/1/2021	23,500	24,498,750
Univision Communications, Inc.†	5.125%	2/15/2025	13,349	12,917,827
Total				103,082,777

Medical Products 1.99%
Alere, Inc.†	6.375%	7/1/2023	5,991	6,110,820
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	4,923	4,898,385
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	21,045	22,412,925
Grifols Worldwide Operations Ltd. (Ireland)(b)	5.25%	4/1/2022	17,375	17,461,875
Hologic, Inc.†(g)	5.25%	7/15/2022	9,302	9,522,923
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018	4,500	4,815,090
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019	8,550	9,255,375
Mallinckrodt International Finance SA (Luxembourg)(b)	4.75%	4/15/2023	17,532	16,436,250
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)†(b)	4.875%	4/15/2020	4,576	4,673,469
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)†(b)	5.50%	4/15/2025	4,015	3,909,606

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Medical Products (continued)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)†(b)	5.75%	8/1/2022		$35,766	$36,704,857
Medtronic, Inc.†	3.15%	3/15/2022		24,100	24,229,754
Medtronic, Inc.†	4.375%	3/15/2035		20,100	19,984,928
Sterigenics-Nordion Holdings LLC†	6.50%	5/15/2023		8,130	8,272,275
Total					188,688,532

Metals/Mining (Excluding Steel) 1.66%
Aleris International, Inc.	7.875%	11/1/2020		9,216	9,607,680
ALROSA Finance SA (Luxembourg)†(b)	7.75%	11/3/2020		18,650	19,675,750
Coeur Mining, Inc.	7.875%	2/1/2021		11,146	9,501,965
Constellium NV (Netherlands)†(b)	5.75%	5/15/2024		10,052	8,996,540
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	9.75%	3/1/2022		17,529	18,142,515
HudBay Minerals, Inc. (Canada)(b)	9.50%	10/1/2020		8,930	9,510,450
Imperial Metals Corp. (Canada)†(b)	7.00%	3/15/2019		10,455	10,167,487
Kissner Milling Co. Ltd. (Canada)†(b)	7.25%	6/1/2019		9,121	9,326,223
Lundin Mining Corp. (Canada)†(b)	7.875%	11/1/2022		9,285	9,958,163
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/16/2044		182	18
MMC Norilsk Nickel OJSC via MMC Finance Ltd. (Ireland)(b)	4.375%	4/30/2018		9,950	9,925,125
New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022		9,226	9,156,805
New Gold, Inc. (Canada)†(b)	7.00%	4/15/2020		4,950	5,141,813
Peabody Energy Corp.†	10.00%	3/15/2022		15,567	9,729,375
Southern Copper Corp. (Mexico)(b)	3.875%	4/23/2025		10,160	9,810,902
Thompson Creek Metals Co., Inc.	7.375%	6/1/2018		10,775	8,889,375
Total					157,540,186

Multi-Line Insurance 0.07%
ING Groep NV (Netherlands)(b)	6.50%	–	(e)	6,425	6,228,234

Oil Field Equipment & Services 0.55%
Gulfmark Offshore, Inc.	6.375%	3/15/2022		12,275	9,236,938
Helmerich & Payne International Drilling Co.†	4.65%	3/15/2025		3,278	3,390,291
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020		17,900	16,557,500
Oceaneering International, Inc.	4.65%	11/15/2024		23,325	23,347,485
Total					52,532,214

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Refining & Marketing 0.38%
Citgo Holding, Inc.†	10.75%	2/15/2020	$16,871	$17,334,952
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	18,422	19,066,770
Total				36,401,722

Packaging 1.48%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)†(b)	6.00%	6/30/2021	7,775	7,794,438
Ball Corp.	4.00%	11/15/2023	16,220	15,125,150
BWAY Holding Co.†	9.125%	8/15/2021	8,811	9,119,385
Coveris Holdings SA (Luxembourg)†(b)	7.875%	11/1/2019	8,052	8,052,000
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	21,599	24,352,872
Graphic Packaging International, Inc.	4.75%	4/15/2021	9,100	9,236,500
Graphic Packaging International, Inc.	4.875%	11/15/2022	9,420	9,490,650
Pactiv LLC	7.95%	12/15/2025	8,500	8,457,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	10,000	10,275,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.25%	2/15/2021	11,750	12,249,375
Sealed Air Corp.†	4.875%	12/1/2022	8,624	8,526,980
Sealed Air Corp.†	5.125%	12/1/2024	1,406	1,391,940
Sealed Air Corp.†	6.875%	7/15/2033	15,750	15,986,250
Total				140,058,040

Personal & Household Products 0.60%
American Greetings Corp.	7.375%	12/1/2021	7,975	8,403,656
Elizabeth Arden, Inc.	7.375%	3/15/2021	16,182	13,188,330
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	15,885	12,231,450
Serta Simmons Holdings LLC†	8.125%	10/1/2020	8,897	9,430,820
Spectrum Brands, Inc.†	5.75%	7/15/2025	7,983	8,142,660
Springs Industries, Inc.	6.25%	6/1/2021	5,500	5,403,750
Total				56,800,666

Pharmaceuticals 2.16%
AbbVie, Inc.	3.20%	11/6/2022	5,593	5,547,188
AbbVie, Inc.	4.50%	5/14/2035	7,990	7,842,001
Bayer US Finance LLC†	3.375%	10/8/2024	20,000	19,918,240
Capsugel SA PIK (Luxembourg)†(b)	7.00%	5/15/2019	4,850	4,944,527
DPx Holdings BV (Netherlands)†(b)	7.50%	2/1/2022	13,995	14,642,269

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals (continued)
Gilead Sciences, Inc.	3.50%	2/1/2025	$17,075	$17,120,146
Merck & Co., Inc.	3.70%	2/10/2045	15,916	14,255,484
Quintiles Transnational Corp.†	4.875%	5/15/2023	9,262	9,331,465
Roche Holdings, Inc.†	2.875%	9/29/2021	20,000	20,181,600
Valeant Pharmaceuticals International, Inc.†	5.375%	3/15/2020	3,059	3,166,065
Valeant Pharmaceuticals International, Inc.†	5.50%	3/1/2023	5,582	5,651,775
Valeant Pharmaceuticals International, Inc.†	5.625%	12/1/2021	3,500	3,587,500
Valeant Pharmaceuticals International, Inc.†	5.875%	5/15/2023	16,129	16,572,547
Valeant Pharmaceuticals International, Inc.†	6.125%	4/15/2025	8,070	8,322,188
Valeant Pharmaceuticals International, Inc.†	6.375%	10/15/2020	38,020	40,134,862
Zoetis, Inc.	3.25%	2/1/2023	14,400	13,973,976
Total				205,191,833

Property & Casualty Insurance 0.10%
XLIT Ltd. (Ireland)(b)	4.45%	3/31/2025	9,876	9,808,794

Railroads 0.41%
China Railway Resources Huitung Ltd. (Hong Kong)(b)	3.85%	2/5/2023	9,625	9,533,514
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	19,990	20,089,950
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	9,150	9,310,125
Total				38,933,589

Real Estate Development & Management 0.20%
CBRE Services, Inc.	5.00%	3/15/2023	9,725	9,870,875
CBRE Services, Inc.	5.25%	3/15/2025	8,800	9,130,000
Total				19,000,875

Real Estate Investment Trusts 0.73%
Brixmor Operating Partnership LP	3.85%	2/1/2025	14,393	13,859,883
DDR Corp.	3.625%	2/1/2025	9,920	9,544,945
DDR Corp.	7.875%	9/1/2020	11,000	13,480,269
EPR Properties	4.50%	4/1/2025	12,018	11,824,943
Goodman Funding Pty Ltd. (Australia)†(b)	6.00%	3/22/2022	7,850	8,787,423
Kilroy Realty LP	3.80%	1/15/2023	10,000	9,989,230
SL Green Realty Corp.	4.50%	12/1/2022	1,351	1,381,602
Total				68,868,295

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Recreation & Travel 0.60%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.25%	3/15/2021	$12,140	$12,534,550
NCL Corp. Ltd.†	5.25%	11/15/2019	6,925	7,124,094
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	23,000	26,795,000
Viking Cruises Ltd.†	8.50%	10/15/2022	9,205	10,263,575
Total				56,717,219

Restaurants 0.55%
McDonald’s Corp.	4.60%	5/26/2045	11,971	11,725,786
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	13,525	14,049,094
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	10,150	10,302,250
Starbucks Corp.	2.70%	6/15/2022	15,954	15,923,751
Total				52,000,881

Software/Services 4.17%
Adobe Systems, Inc.	3.25%	2/1/2025	14,202	13,739,143
Alibaba Group Holding Ltd. (China)†(b)	3.125%	11/28/2021	20,436	20,224,528
Alibaba Group Holding Ltd. (China)†(b)	3.60%	11/28/2024	18,875	18,235,609
Alliance Data Systems Corp.†	6.375%	4/1/2020	46,850	48,548,312
Autodesk, Inc.	3.125%	6/15/2020	14,676	14,710,958
Blue Coat Holdings, Inc.†	8.375%	6/1/2023	9,853	10,050,060
Ceridian HCM Holding, Inc.†	11.00%	3/15/2021	9,019	9,571,414
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	11,875	11,851,179
First Data Corp.†	8.25%	1/15/2021	43,025	45,498,937
First Data Corp.	11.25%	1/15/2021	9,909	11,023,763
Infor US, Inc.†	6.50%	5/15/2022	18,100	18,462,000
Italics Merger Sub, Inc.†	7.125%	7/15/2023	11,195	11,083,050
MasterCard, Inc.	3.375%	4/1/2024	13,275	13,565,922
Microsoft Corp.	2.375%	2/12/2022	19,240	18,912,747
Microsoft Corp.	4.00%	2/12/2055	19,914	17,916,705
MSCI, Inc.†	5.25%	11/15/2024	9,469	9,611,035
Oracle Corp.	4.125%	5/15/2045	15,970	14,845,856
Oracle Corp.	4.375%	5/15/2055	19,963	18,599,866
Priceline Group, Inc. (The)	3.65%	3/15/2025	18,012	17,570,418
SRA International, Inc.	11.00%	10/1/2019	16,453	17,522,445
SunGard Data Systems, Inc.	6.625%	11/1/2019	18,700	19,377,875
VeriSign, Inc.†	5.25%	4/1/2025	14,541	14,541,000
Total				395,462,822

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail 1.59%
Argos Merger Sub, Inc.†	7.125%	3/15/2023	$15,392	$16,161,600
AutoZone, Inc.	2.50%	4/15/2021	5,600	5,494,222
Brookstone Co., Inc.†(c)	13.00%	10/15/2014	4,945	495
Brookstone Holdings Corp. PIK	10.00%	7/7/2021	542	463,491
Claire’s Stores, Inc.†	9.00%	3/15/2019	13,113	11,146,050
CST Brands, Inc.	5.00%	5/1/2023	17,594	17,594,000
DBP Holding Corp.†	7.75%	10/15/2020	18,000	14,760,000
Men’s Wearhouse, Inc. (The)	7.00%	7/1/2022	8,950	9,621,250
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	25,000	26,437,500
Sally Holdings LLC/Sally Capital, Inc.	5.50%	11/1/2023	5,050	5,277,250
Sally Holdings LLC/Sally Capital, Inc.	5.75%	6/1/2022	10,450	10,946,375
Toys R Us Property Co. II LLC	8.50%	12/1/2017	9,225	9,311,715
William Carter Co. (The)	5.25%	8/15/2021	15,917	16,394,510
WW Grainger, Inc.	4.60%	6/15/2045	7,182	7,206,677
Total				150,815,135

Steel Producers/Products 0.47%
Allegheny Ludlum Corp.	6.95%	12/15/2025	10,000	10,525,000
Allegheny Technologies, Inc.	9.375%	6/1/2019	10,200	12,036,000
Steel Dynamics, Inc.	5.125%	10/1/2021	11,950	12,033,650
Steel Dynamics, Inc.	5.50%	10/1/2024	9,550	9,573,875
Total				44,168,525

Support: Services 1.40%
ADT Corp. (The)	3.50%	7/15/2022	10,825	9,850,750
APX Group, Inc.	6.375%	12/1/2019	9,575	9,323,656
Audatex North America, Inc.†	6.00%	6/15/2021	5,000	5,156,250
BlueLine Rental Finance Corp.†	7.00%	2/1/2019	9,273	9,574,373
Compiler Finance Sub, Inc.†	7.00%	5/1/2021	12,500	9,562,500
FTI Consulting, Inc.	6.00%	11/15/2022	10,500	10,985,625
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	15,684	12,311,940
Light Tower Rentals, Inc.†	8.125%	8/1/2019	10,400	8,632,000
Metropolitan Museum of Art (The)	3.40%	7/1/2045	13,518	11,854,380
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	7,800	7,917,000
Sotheby’s†	5.25%	10/1/2022	16,925	16,671,125
United Rentals North America, Inc.	5.75%	11/15/2024	11,500	11,385,000
United Rentals North America, Inc.	6.125%	6/15/2023	9,175	9,415,844
Total				132,640,443

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology Hardware & Equipment 0.68%
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	$15,000	$14,887,500
CommScope Technologies Finance LLC†	6.00%	6/15/2025	9,906	9,893,617
CommScope, Inc.†	5.50%	6/15/2024	16,000	15,620,000
Dell, Inc.	7.10%	4/15/2028	9,175	9,656,687
Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020	8,950	9,431,063
NCR Corp.	6.375%	12/15/2023	993	1,056,304
Project Homestake Merger Corp.†	8.875%	3/1/2023	4,023	3,912,368
Total				64,457,539

Telecommunications: Wireline Integrated & Services 1.36%
Columbus International, Inc. (Barbados)†(b)	7.375%	3/30/2021	9,234	9,961,177
Consolidated Communications, Inc.†	6.50%	10/1/2022	8,725	8,452,344
DigitalGlobe, Inc.†	5.25%	2/1/2021	6,830	6,719,013
Dycom Investments, Inc.	7.125%	1/15/2021	17,500	18,375,000
Equinix, Inc.	5.375%	4/1/2023	12,000	12,060,000
Frontier Communications Corp.	6.875%	1/15/2025	9,855	8,278,200
Frontier Communications Corp.	7.625%	4/15/2024	7,800	6,922,500
Frontier Communications Corp.	9.25%	7/1/2021	9,810	10,312,762
GCI, Inc.	6.875%	4/15/2025	10,396	10,551,940
Hellas Telecommunications Luxembourg II SCA (Luxembourg)(b)(c)	Zero Coupon	1/15/2015	15,000	1,500
Sable International Finance Ltd.†	8.75%	2/1/2020	8,325	8,949,375
Telecom Italia SpA (Italy)†(b)	5.303%	5/30/2024	9,565	9,565,000
Zayo Group LLC/Zayo Capital, Inc.†	6.00%	4/1/2023	18,865	18,680,123
Total				128,828,934

Telecommunications: Satellite 0.76%
Hughes Satellite Systems Corp.	7.625%	6/15/2021	27,500	30,358,625
Inmarsat Finance plc (United Kingdom)†(b)	4.875%	5/15/2022	18,507	17,905,523
Intelsat Luxembourg SA (Luxembourg)(b)	7.75%	6/1/2021	29,031	24,349,751
Total				72,613,899

Telecommunications: Wireless 2.44%
CC Holdings GS V LLC/Crown Castle GS III Corp.	3.849%	4/15/2023	7,535	7,411,546
Clearwire Communications LLC/Clearwire Finance, Inc.†	14.75%	12/1/2016	12,325	14,297,000
Comcel Trust via Comunicaciones Celulares SA†	6.875%	2/6/2024	16,550	17,460,250
Crown Castle International Corp.	5.25%	1/15/2023	12,475	12,612,225
Digicel Group Ltd. (Jamaica)†(b)	7.125%	4/1/2022	8,500	8,093,700
Digicel Group Ltd. (Jamaica)†(b)	8.25%	9/30/2020	11,700	11,787,750
Digicel Ltd. (Jamaica)†(b)	6.75%	3/1/2023	9,966	9,794,585

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireless (continued)
Digicel Ltd. (Jamaica)†(b)	7.00%		2/15/2020	$16,500	$17,160,000
SBA Communications Corp.	4.875%		7/15/2022	15,080	14,740,700
SBA Telecommunications, Inc.	5.75%		7/15/2020	12,000	12,495,000
T-Mobile USA, Inc.	6.50%		1/15/2024	42,921	44,423,235
T-Mobile USA, Inc.	6.625%		11/15/2020	10,500	10,946,250
T-Mobile USA, Inc.	6.633%		4/28/2021	20,000	20,800,000
T-Mobile USA, Inc.	6.836%		4/28/2023	2,192	2,309,820
Wind Acquisition Finance SA (Italy)†(b)	7.375%		4/23/2021	27,200	27,574,000
Total					231,906,061

Theaters & Entertainment 0.49%
Activision Blizzard, Inc.†	5.625%		9/15/2021	20,000	21,000,000
Activision Blizzard, Inc.†	6.125%		9/15/2023	23,690	25,466,750
Total					46,466,750

Tobacco 0.31%
Reynolds American, Inc.	4.00%		6/12/2022	7,935	8,117,553
Reynolds American, Inc.	5.85%		8/15/2045	20,060	21,116,500
Total					29,234,053

Transportation Infrastructure 0.32%
Mersin Uluslararasi Liman Isletmeciligi
AS (Turkey)†(b)	5.875%		8/12/2020	8,800	9,289,896
XPO Logistics, Inc.†	6.50%		6/15/2022	11,973	11,748,506
XPO Logistics, Inc.†	7.875%		9/1/2019	8,866	9,507,455
Total					30,545,857
Total High Yield Corporate Bonds (cost $6,800,260,667)					6,752,119,849

MUNICIPAL BOND 0.16%

Other Revenue
New York City Indus Dev Agy† (cost $11,675,000)	11.00%		3/1/2029	11,675	15,511,522

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.05%
BB-UBS Trust 2012-SHOW E†	4.026%	#	11/5/2036	18,583	17,857,845
BBCMS Trust 2015-VFM A2†	3.375%		3/15/2036	4,025	3,994,863
BBCMS Trust 2015-VFM D†	3.483%	#	3/15/2036	9,511	9,007,214
Citigroup Commercial Mortgage Trust 2014-GC25 B	4.345%		10/10/2047	5,735	5,878,731
Citigroup Commercial Mortgage Trust 2014-GC25 C	4.533%	#	10/10/2047	12,250	12,144,454

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust 2015-101A D†	4.779%	#	1/14/2043	$8,025	$7,598,784
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	11,825	11,802,698
Commercial Mortgage Pass-Through Certificates 2014-CR20 C	4.508%	#	11/10/2047	8,297	8,284,434
Commercial Mortgage Pass-Through Certificates 2014-CR20 XB IO†	0.177%		11/10/2047	109,074	1,201,832
Commercial Mortgage Pass-Through Certificates 2014-CR20 XC IO†	1.436%		11/10/2047	8,108	849,439
Commercial Mortgage Pass-Through Certificates 2014-CR21 XB IO†	0.045%	#	12/10/2047	66,866	436,769
Commercial Mortgage Pass-Through Certificates 2014-CR21 XC IO†	0.50%	#	12/10/2047	32,211	1,181,097
Commercial Mortgage Pass-Through Certificates 2014-UBS5 C	4.612%	#	9/10/2047	6,150	6,203,634
Commercial Mortgage Pass-Through Certificates 2014-UBS6 B	4.349%	#	12/10/2047	6,725	6,928,704
Commercial Mortgage Pass-Through Certificates 2014-UBS6 C	4.467%	#	12/10/2047	27,675	27,102,432
Commercial Mortgage Pass-Through Certificates 2014-UBS6 XA IO	1.08%	#	12/10/2047	133,413	9,154,688
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	4,400	4,077,247
DBUBS Mortgage Trust 2011-LC2A D†	5.458%	#	7/10/2044	11,313	11,855,601
Great Wolf Trust 2015-WFMZ M†	7.173%	#	5/15/2032	13,150	13,263,387
GS Mortgage Securities Trust 2014-GC26 D†	4.511%	#	11/10/2047	12,825	11,365,598
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 B†	6.00%		1/25/2051	7,835	9,054,067
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 C†	6.408%	#	1/25/2051	7,457	8,079,408
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2014-1A XB IO†	0.342%	#	8/25/2047	20,727	731,234
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XB1 IO	0.459%	#	11/15/2047	61,028	1,610,071
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 D†	4.07%	#	1/15/2048	12,000	10,346,706
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XB IO	0.619%	#	1/15/2048	53,645	2,075,659
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XD IO†	0.50%	#	1/15/2048	42,779	1,577,767

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805%	#	6/10/2027	$8,000	$7,799,324
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.286%	#	12/15/2030	10,000	9,958,030
JPMorgan Chase Commercial Mortgage Securities Trust 2015-CSMO E†	4.136%	#	1/15/2032	11,775	11,857,602
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 C	4.218%	#	7/15/2046	4,800	4,803,036
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 C	4.209%	#	5/15/2046	5,325	5,323,000
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 C	4.00%		12/15/2047	8,781	8,385,794
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC1†	3.989%		12/15/2046	7,925	8,002,582
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC2†	4.384%		12/15/2046	16,405	16,306,038
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC4†	4.75%		12/15/2046	7,540	6,967,404
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNCX IO†	0.602%		12/15/2046	40,750	1,937,455
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XC IO†	0.59%	#	12/15/2047	86,781	3,350,614
Motel 6 Trust 2015-MTL6 A2†	2.605%		2/5/2030	40,975	40,915,217
Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	5,100	5,109,121
SFAVE Commercial Mortgage Securities Trust 2015-5AVE XA IO†	0.453%	#	1/5/2035	374,445	23,398,506
Wells Fargo Commercial Mortgage Trust 2014-LC18 XA IO	1.355%	#	12/15/2047	68,125	5,412,941
Wells Fargo Commercial Mortgage Trust 2014-LC18 XB IO	0.543%	#	12/15/2047	66,701	2,256,753
Wells Fargo Commercial Mortgage Trust 2015-C27 C	3.894%		2/15/2048	9,100	8,527,510
Wells Fargo Commercial Mortgage Trust 2015-LC20 D†	4.511%	#	4/15/2050	3,550	3,077,777
WFCG Commercial Mortgage Trust 2015-BXRP E†	3.326%	#	11/15/2029	7,260	7,240,249
Total Non-Agency Commercial Mortgage-Backed Securities (cost $388,928,519)					384,293,316

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Dividend Rate		Shares (000)	Fair Value
PREFERRED STOCK 0.11%

Banking
Texas Capital Bancshares, Inc. (cost $10,241,250)	6.50%		410	$10,118,355

	Exercise Price	Expiration Date

WARRANT 0.03%

Auto Parts & Equipment
Cooper-Standard Holdings, Inc.* (cost $822,407)	$27.33	11/27/2017	84	2,888,786
Total Long-Term Investments (cost $9,194,818,857)				9,266,208,154

	Interest Rate	Maturity Date	Principal Amount (000)

SHORT-TERM INVESTMENTS 1.77%

FLOATING RATE LOANS(d) 0.09%

Auto Parts & Equipment
UC Holdings, Inc. Incremental Exit Term Loan	–(h)	12/14/2015	$2,756	2,804,586
UC Holdings, Inc. Initial Term Loan	10.00%	12/14/2015	5,381	5,475,412
Total Floating Rate Loans (cost $8,137,590)				8,279,998

REPURCHASE AGREEMENT 1.68%
Repurchase Agreement dated 6/30/2015, Zero Coupon due 7/1/2015 with Fixed Income Clearing Corp. collateralized by $158,955,000 of U.S. Treasury Note at 2.25% due 3/31/2016; value: $162,134,100; proceeds: $158,954,652 (cost $158,954,652)			158,955	158,954,652
Total Short-Term Investments (cost $167,092,242)				167,234,650
Total Investments in Securities 99.45% (cost $9,361,911,099)				9,433,442,804
Cash, Foreign Cash and Other Assets in Excess of Liabilities(i) 0.55%				52,021,031
Net Assets 100.00%				$9,485,463,835

AUD	Australian dollar.
BRL	Brazilian real.
CAD	Canadian dollar.
COP	Colombian peso.
EUR	euro
GBP	British pound.

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

HKD	Hong Kong dollar.
JPY	Japanese yen.
ZAR	South African rand.
IO	Interest Only.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2015.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted security.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2015.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Debenture pays interest at an annual fixed rate of 8.00% through June 15, 2020. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 6.405% through December 29, 2049. This debenture is subject to full redemption at the option of the issuer any time prior to December 29, 2049.
(g)	Securities purchased on a when-issued basis (See Note 2(j)).
(h)	Interest rate to be determined.
(i)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on open forward foreign currency exchange contracts and futures contracts, as follows:

Open Forward Foreign Currency Exchange Contracts at June 30, 2015:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
British pound	Buy	Morgan Stanley	7/20/2015	3,400,000	$5,328,222	$5,341,589	$ 13,367
British pound	Buy	Morgan Stanley	7/20/2015	1,700,000	2,664,111	2,670,794	6,683
British pound	Buy	Morgan Stanley	7/20/2015	2,000,000	3,089,102	3,142,111	53,009
British pound	Buy	Morgan Stanley	7/20/2015	772,000	1,154,151	1,212,855	58,704
British pound	Buy	Morgan Stanley	7/20/2015	1,930,000	2,874,854	3,032,137	157,283
Australian dollar	Sell	Bank of America	9/29/2015	3,620,000	2,787,269	2,779,595	7,674
British pound	Sell	Morgan Stanley	7/20/2015	2,346,000	3,723,063	3,685,696	37,367
Canadian dollar	Sell	Morgan Stanley	8/19/2015	1,863,000	1,543,331	1,490,646	52,685
Canadian dollar	Sell	Morgan Stanley	8/19/2015	276,000	228,868	220,836	8,032
Canadian dollar	Sell	Morgan Stanley	8/19/2015	5,738,000	4,690,882	4,591,157	99,725
Canadian dollar	Sell	Morgan Stanley	8/19/2015	21,355,000	17,709,243	17,086,819	622,424
Canadian dollar	Sell	Morgan Stanley	8/19/2015	758,000	625,808	606,500	19,308
Canadian dollar	Sell	Morgan Stanley	8/19/2015	2,000,000	1,655,776	1,600,264	55,512
Canadian dollar	Sell	Morgan Stanley	8/19/2015	4,216,000	3,473,388	3,373,356	100,032
Canadian dollar	Sell	Morgan Stanley	8/19/2015	3,000,000	2,503,396	2,400,396	103,000
Canadian dollar	Sell	Morgan Stanley	8/19/2015	2,650,000	2,182,052	2,120,350	61,702
euro	Sell	Bank of America	9/11/2015	40,500,000	45,655,124	45,195,956	459,168
euro	Sell	J.P. Morgan	8/13/2015	3,446,000	3,936,246	3,843,919	92,327
euro	Sell	J.P. Morgan	9/11/2015	2,361,000	2,665,637	2,634,757	30,880
euro	Sell	Morgan Stanley	8/13/2015	2,900,000	3,299,953	3,234,872	65,081
euro	Sell	Morgan Stanley	8/13/2015	7,000,000	7,873,572	7,808,310	65,262
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,169,225

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

June 30, 2015

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
British pound	Buy	Morgan Stanley	7/20/2015	2,500,000	$3,945,204	$3,927,639	$ (17,565)
Canadian dollar	Buy	Deutsche Bank AG	8/19/2015	664,500	539,012	531,688	(7,324)
Canadian dollar	Buy	Morgan Stanley	8/19/2015	3,212,000	2,605,462	2,570,024	(35,438)
Canadian dollar	Buy	Morgan Stanley	8/19/2015	827,000	669,436	661,709	(7,727)
Canadian dollar	Buy	Morgan Stanley	8/19/2015	534,000	431,496	427,270	(4,226)
Canadian dollar	Buy	Morgan Stanley	8/19/2015	7,000,000	5,709,400	5,600,924	(108,476)
Canadian dollar	Buy	Morgan Stanley	8/19/2015	1,080,000	875,579	864,142	(11,437)
British pound	Sell	J.P. Morgan	7/20/2015	18,915,000	28,158,286	29,716,515	(1,558,229)
euro	Sell	Morgan Stanley	8/13/2015	21,000,000	23,422,008	23,424,930	(2,922)
Japanese yen	Sell	J.P. Morgan	9/4/2015	1,220,000,000	9,854,595	9,975,967	(121,372)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,874,716)

Open Futures Contracts at June 30, 2015:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
U.S. 5-Year Treasury Note	September 2015	8,522	Long	$1,016,315,082	$6,765,918
U.S. 10-Year Treasury Note	September 2015	2,972	Short	(374,983,184)	2,426,966
Totals				$641,331,898	$9,192,884

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. Long Bond	September 2015	2,087	Short	$(314,810,906)	$(2,700,236)

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Asset-Backed Security	$–	$2,533,275	$–	$2,533,275
Common Stocks
Media: Content	35,808,532	–	829,392	36,637,924
Remaining Industries	1,417,799,929	–	–	1,417,799,929
Convertible Bonds
Energy: Exploration & Production	–	79,631	100,498	180,129
Remaining Industries	–	93,782,072	–	93,782,072
Convertible Preferred Stock	–	17,221,000	–	17,221,000
Floating Rate Loans(3)
Advertising	–	5,022,270	–	5,022,270
Auto Parts & Equipment	–	–	8,279,998	8,279,998
Chemicals	–	4,825,909	–	4,825,909
Consumer/Commercial/Lease Financing	–	9,669,064	–	9,669,064
Electric: Generation	–	5,805,899	–	5,805,899
Electronics	–	14,202,861	–	14,202,861
Energy: Exploration & Production	–	37,440,041	–	37,440,041
Food: Wholesale	–	6,361,809	–	6,361,809
Health Facilities	–	13,953,286	–	13,953,286
Health Services	–	3,579,249	–	3,579,249
Packaging	–	17,338,747	–	17,338,747
Personal & Household Products	–	10,855,271	–	10,855,271
Pharmaceuticals	–	14,415,345	–	14,415,345
Rail	–	–	19,382,432	19,382,432
Real Estate Investment Trusts	–	–	5,362,000	5,362,000
Recreation & Travel	–	9,690,067	–	9,690,067
Software/Services	–	12,246,140	–	12,246,140
Specialty Retail	–	27,225,770	–	27,225,770
Support: Services	–	11,827,882	–	11,827,882
Technology Hardware & Equipment	–	–	7,926,662	7,926,662
Telecommunications: Wireline Integrated & Services	–	9,693,410	–	9,693,410
Telecommunications: Wireless	–	18,116,553	–	18,116,553
Theaters & Entertainment	–	19,451,685	–	19,451,685
Foreign Bonds	–	67,257,101	–	67,257,101
Foreign Government Obligations	–	181,472,544	–	181,472,544
High Yield Corporate Bonds
Automakers	–	13,002,334	1,500	13,003,834
Banking	–	408,110,076	2,250	408,112,326
Metals/Mining (Excluding Steel)	–	157,540,168	18	157,540,186
Specialty Retail	–	150,814,640	495	150,815,135
Telecommunications: Wireline Integrated & Services	–	128,827,434	1,500	128,828,934
Remaining Industries	–	5,893,819,434	–	5,893,819,434
Municipal Bond	–	15,511,522	–	15,511,522
Non-Agency Commercial Mortgage-Backed Securities	–	384,293,316	–	384,293,316
Preferred Stock	10,118,355	–	–	10,118,355
Warrant(4)	–	2,888,786	–	2,888,786
Repurchase Agreement	–	158,954,652	–	158,954,652
Total	$1,463,726,816	$7,927,829,243	$41,886,745	$9,433,442,804

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(concluded)

June 30, 2015

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts
Assets	$–	$2,169,225	$–	$2,169,225
Liabilities	–	(1,874,716)	–	(1,874,716)
Futures Contracts
Assets	9,192,884	–	–	9,192,884
Liabilities	(2,700,236)	–	–	(2,700,236)
Total	$6,492,648	$294,509	$–	$6,787,157

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(4)	As of June 30, 2015, Cooper-Standard Holdings, Inc. was categorized as Level 2 due to exchange offer resulting in observable input pricing. During the period ended June 30, 2015, $2,666,251 was transferred from Level 1 to Level 2.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

				High Yield	Total
	Common	Convertible	Floating	Corporate	Return
Investment Type	Stocks	Bonds	Rate Loans	Bonds	Swap
Balance as of January 1, 2015	$1,587,299	$ –	$36,173,628	$558,144	$908,278
Accrued discounts/premiums	–	–	4,859	–
Realized gain (loss)	–	–	(117,293)	–	(503,687)
Change in unrealized appreciation/depreciation	(17,623)	(707,223)	304,516	226	992,207
Purchases	–	807,721	46,036,470	–	–
Sales	–	–	(22,823,274)	(10,512)	(1,396,798)
Net transfers in or out of Level 3	(740,284)	–	(18,627,814)	(542,095)	–
Balance as of June 30, 2015	$829,392	$ 100,498	$40,951,092	$5,763	$–

40	See Notes to Financial Statements.

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Statement of Assets and Liabilities (unaudited)

June 30, 2015

ASSETS:
Investments in securities, at fair value (cost $9,361,911,099)	$9,433,442,804
Foreign cash, at value (cost $967,883)	963,733
Cash	8,448,205
Deposits with brokers for futures collateral	9,804,704
Receivables:
Interest and dividends	110,374,909
Investment securities sold	98,995,328
Capital shares sold	54,867,084
Variation margin	85,767
Unrealized appreciation on forward foreign currency exchange contracts	2,169,225
Prepaid expenses and other assets	256,359
Total assets	9,719,408,118
LIABILITIES:
Payables:
Investment securities purchased	139,665,845
Capital shares reacquired	49,161,793
Management fee	3,589,207
12b-1 distribution plan	3,449,970
Directors’ fees	1,619,799
Fund administration	317,214
Unrealized depreciation on forward foreign currency exchange contracts	1,874,716
Distributions payable	33,097,446
Accrued expenses	1,168,293
Total liabilities	233,944,283
NET ASSETS	$9,485,463,835
COMPOSITION OF NET ASSETS:
Paid-in capital	$9,266,519,408
Undistributed net investment income	10,352,604
Accumulated net realized gain on investments, futures contracts and foreign currency related transactions	130,348,068
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	78,243,755
Net Assets	$9,485,463,835

42	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2015

Net assets by class:
Class A Shares	$4,698,506,760
Class B Shares	$105,131,465
Class C Shares	$2,072,862,444
Class F Shares	$2,018,623,808
Class I Shares	$437,667,588
Class P Shares	$41,512,804
Class R2 Shares	$4,151,338
Class R3 Shares	$106,977,628
Class R4 Shares	$10,000	(1)
Class R5 Shares	$10,000	(1)
Class R6 Shares	$10,000	(1)
Outstanding shares by class:
Class A Shares (1.14 billion shares of common stock authorized, $.001 par value)	587,991,268
Class B Shares (500 million shares of common stock authorized, $.001 par value)	13,109,597
Class C Shares (600 million shares of common stock authorized, $.001 par value)	258,742,604
Class F Shares (600 million shares of common stock authorized, $.001 par value)	252,979,213
Class I Shares (300 million shares of common stock authorized, $.001 par value)	55,061,173
Class P Shares (160 million shares of common stock authorized, $.001 par value)	5,081,893
Class R2 Shares (300 million shares of common stock authorized, $.001 par value)	519,475
Class R3 Shares (300 million shares of common stock authorized, $.001 par value)	13,409,221
Class R4 Shares (300 million shares of common stock authorized, $.001 par value)	1,252	(1)
Class R5 Shares (300 million shares of common stock authorized, $.001 par value)	1,258	(1)
Class R6 Shares (300 million shares of common stock authorized, $.001 par value)	1,258	(1)
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$7.99
Class A Shares-Maximum offering price
(Net asset value plus sales charge of 2.25%)	$8.17
Class B Shares-Net asset value	$8.02
Class C Shares-Net asset value	$8.01
Class F Shares-Net asset value	$7.98
Class I Shares-Net asset value	$7.95
Class P Shares-Net asset value	$8.17
Class R2 Shares-Net asset value	$7.99
Class R3 Shares-Net asset value	$7.98
Class R4 Shares-Net asset value	$7.99	(1)
Class R5 Shares-Net asset value	$7.95	(1)
Class R6 Shares-Net asset value	$7.95	(1)

(1)  Classes R4, R5 and R6 shares commenced at the close of business on June 30, 2015.

See Notes to Financial Statements.	43

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2015

Investment income:
Dividends (net of foreign withholding taxes of $38,667)	$5,330,677
Interest and other	225,729,485
Total investment income	231,060,162
Expenses:
Management fee	21,539,875
12b-1 distribution plan-Class A	4,722,891
12b-1 distribution plan-Class B	585,637
12b-1 distribution plan-Class C	8,719,676
12b-1 distribution plan-Class F	962,898
12b-1 distribution plan-Class P	53,311
12b-1 distribution plan-Class R2	13,130
12b-1 distribution plan-Class R3	253,717
Shareholder servicing	4,418,982
Fund administration	1,903,636
Reports to shareholders	330,413
Registration	206,282
Directors’ fees	149,381
Custody	77,049
Professional	57,545
Other	176,149
Gross expenses	44,170,572
Expense reductions (See Note 9)	(4,409)
Net expenses	44,166,163
Net investment income	186,893,999
Net realized and unrealized gain:
Net realized gain (loss) on investments	78,846,813
Net realized gain on futures contracts and foreign currency related transactions	484,992
Net change in unrealized appreciation/depreciation on investments	3,539,572
Net change in unrealized appreciation/depreciation on futures contracts and translation of assets and liabilities denominated in foreign currencies	4,185,062
Net realized and unrealized gain	87,056,439
Net Increase in Net Assets Resulting From Operations	$273,950,438

44	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2015	For the Year Ended
INCREASE IN NET ASSETS	(unaudited)	December 31, 2014
Operations:
Net investment income	$186,893,999	$400,699,151
Net realized gain on investments, futures contracts and foreign currency related transactions	79,331,805	301,392,405
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	7,724,634	(333,811,406)
Net increase in net assets resulting from operations	273,950,438	368,280,150
Distributions to shareholders from:
Net investment income
Class A	(103,110,671)	(227,643,227)
Class B	(2,098,941)	(5,902,759)
Class C	(38,843,016)	(85,063,403)
Class F	(42,869,904)	(72,907,390)
Class I	(11,802,838)	(19,616,364)
Class P	(921,426)	(3,483,623)
Class R2	(87,035)	(155,113)
Class R3	(2,076,701)	(4,569,414)
Net realized gain
Class A	–	(112,032,828)
Class B	–	(3,184,715)
Class C	–	(50,892,560)
Class F	–	(43,708,769)
Class I	–	(8,813,744)
Class P	–	(1,164,888)
Class R2	–	(104,774)
Class R3	–	(2,693,680)
Total distributions to shareholders	(201,810,532)	(641,937,251)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	1,717,302,015	3,046,998,317
Reinvestment of distributions	173,011,676	555,300,289
Cost of shares reacquired	(1,582,488,098)	(2,791,903,203)
Net increase in net assets resulting from capital share transactions	307,825,593	810,395,403
Net increase in net assets	379,965,499	536,738,302
NET ASSETS:
Beginning of period	$9,105,498,336	$8,568,760,034
End of period	$9,485,463,835	$9,105,498,336
Undistributed net investment income	$10,352,604	$25,269,137

See Notes to Financial Statements.	45

Financial Highlights

	Class A Shares
	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$7.93		$8.15	$8.14	$7.63	$7.81	$7.35
Investment operations:
Net investment income(a)	.16		.37	.42	.47	.47	.47
Net realized and unrealized gain (loss)	.07		– (b)	.19	.51	(.17)	.45
Total from investment operations	.23		.37	.61	.98	.30	.92
Distributions to shareholders from:
Net investment income	(.17)		(.39)	(.43)	(.47)	(.48)	(.46)
Net realized gain	–		(.20)	(.17)	–	–	–
Total distributions	(.17)		(.59)	(.60)	(.47)	(.48)	(.46)
Net asset value, end of period	$7.99		$7.93	$8.15	$8.14	$7.63	$7.81
Total Return(c)	2.96	%(d)	4.51%	7.78%	13.22%	3.88%	12.94%
Ratios to Average Net Assets:
Expenses, including expense reductions	.40	%(d)	.86%	.96%	.96%	.97%	.97%
Expenses, excluding expense reductions	.40	%(d)	.86%	.96%	.96%	.97%	.97%
Net investment income	2.01	%(d)	4.50%	5.16%	5.88%	6.07%	6.19%

Supplemental Data:
Net assets, end of period (000)	$4,698,507		$4,524,711	$4,784,258	$4,850,567	$4,345,679	$4,415,645
Portfolio turnover rate	71.54	%(d)	87.69%	43.16%	45.87%	35.73%	42.65%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

46	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$7.95		$8.18	$8.17	$7.66	$7.84	$7.37
Investment operations:
Net investment income(a)	.13		.31	.37	.42	.42	.42
Net realized and unrealized gain (loss)	.08		(.01)	.19	.51	(.17)	.46
Total from investment operations	.21		.30	.56	.93	.25	.88
Distributions to shareholders from:
Net investment income	(.14)		(.33)	(.38)	(.42)	(.43)	(.41)
Net realized gain	–		(.20)	(.17)	–	–	–
Total distributions	(.14)		(.53)	(.55)	(.42)	(.43)	(.41)
Net asset value, end of period	$8.02		$7.95	$8.18	$8.17	$7.66	$7.84
Total Return(b)	2.68	%(c)	3.61%	7.08%	12.47%	3.35%	12.16%
Ratios to Average Net Assets:
Expenses, including expense reductions	.80	%(c)	1.62%	1.61%	1.61%	1.62%	1.62%
Expenses, excluding expense reductions	.80	%(c)	1.62%	1.61%	1.61%	1.62%	1.62%
Net investment income	1.62	%(c)	3.78%	4.53%	5.25%	5.39%	5.54%

Supplemental Data:
Net assets, end of period (000)	$105,131		$126,256	$166,433	$225,154	$295,027	$530,340
Portfolio turnover rate	71.54	%(c)	87.69%	43.16%	45.87%	35.73%	42.65%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	47

Financial Highlights (continued)

	Class C Shares
	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$7.95		$8.17	$8.16	$7.65	$7.83	$7.36
Investment operations:
Net investment income(a)	.14		.32	.37	.42	.42	.42
Net realized and unrealized gain (loss)	.07		– (b)	.19	.51	(.17)	.46
Total from investment operations	.21		.32	.56	.93	.25	.88
Distributions to shareholders from:
Net investment income	(.15)		(.34)	(.38)	(.42)	(.43)	(.41)
Net realized gain	–		(.20)	(.17)	–	–	–
Total distributions	(.15)		(.54)	(.55)	(.42)	(.43)	(.41)
Net asset value, end of period	$8.01		$7.95	$8.17	$8.16	$7.65	$7.83
Total Return(c)	2.63	%(d)	3.85%	7.08%	12.47%	3.22%	12.34%
Ratios to Average Net Assets:
Expenses, including expense reductions	.72	%(d)	1.50%	1.61%	1.61%	1.62%	1.62%
Expenses, excluding expense reductions	.72	%(d)	1.50%	1.61%	1.61%	1.62%	1.62%
Net investment income	1.70	%(d)	3.86%	4.52%	5.23%	5.42%	5.54%

Supplemental Data:
Net assets, end of period (000)	$2,072,862		$2,082,896	$1,986,431	$2,051,198	$1,790,610	$1,866,405
Portfolio turnover rate	71.54	%(d)	87.69%	43.16%	45.87%	35.73%	42.65%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $0.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

48	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$7.91		$8.14	$8.13	$7.62	$7.80	$7.34
Investment operations:
Net investment income(a)	.17		.38	.44	.49	.49	.48
Net realized and unrealized gain (loss)	.08		(.01)	.19	.51	(.17)	.46
Total from investment operations	.25		.37	.63	1.00	.32	.94
Distributions to shareholders from:
Net investment income	(.18)		(.40)	(.45)	(.49)	(.50)	(.48)
Net realized gain	–		(.20)	(.17)	–	–	–
Total distributions	(.18)		(.60)	(.62)	(.49)	(.50)	(.48)
Net asset value, end of period	$7.98		$7.91	$8.14	$8.13	$7.62	$7.80
Total Return(b)	3.14	%(c)	4.53%	8.05%	13.50%	4.12%	13.24%
Ratios to Average Net Assets:
Expenses, including expense reductions	.35	%(c)	.72%	.71%	.71%	.72%	.72%
Expenses, excluding expense reductions	.35	%(c)	.72%	.71%	.71%	.72%	.72%
Net investment income	2.05	%(c)	4.59%	5.40%	6.11%	6.30%	6.42%

Supplemental Data:
Net assets, end of period (000)	$2,018,624		$1,817,781	$1,118,411	$1,047,325	$847,032	$695,689
Portfolio turnover rate	71.54	%(c)	87.69%	43.16%	45.87%	35.73%	42.65%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	49

Financial Highlights (continued)

	Class I Shares
	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$7.89		$8.11	$8.10	$7.60	$7.77	$7.31
Investment operations:
Net investment income(a)	.17		.38	.45	.49	.50	.49
Net realized and unrealized gain (loss)	.07		– (b)	.19	.51	(.16)	.46
Total from investment operations	.24		.38	.64	1.00	.34	.95
Distributions to shareholders from:
Net investment income	(.18)		(.40)	(.46)	(.50)	(.51)	(.49)
Net realized gain	–		(.20)	(.17)	–	–	–
Total distributions	(.18)		(.60)	(.63)	(.50)	(.51)	(.49)
Net asset value, end of period	$7.95		$7.89	$8.11	$8.10	$7.60	$7.77
Total Return(c)	3.05	%(d)	4.76%	8.16%	13.49%	4.35%	13.40%
Ratios to Average Net Assets:
Expenses, including expense reductions	.30	%(d)	.62%	.61%	.62%	.62%	.62%
Expenses, excluding expense reductions	.30	%(d)	.62%	.61%	.62%	.62%	.62%
Net investment income	2.09	%(d)	4.68%	5.48%	6.25%	6.39%	6.53%

Supplemental Data:
Net assets, end of period (000)	$437,668		$393,851	$345,614	$230,006	$316,777	$353,941
Portfolio turnover rate	71.54	%(d)	87.69%	43.16%	45.87%	35.73%	42.65%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

50	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$8.10		$8.33	$8.31	$7.79	$7.98	$7.49
Investment operations:
Net investment income(a)	.16		.38	.44	.48	.48	.47
Net realized and unrealized gain (loss)	.09		(.01)	.20	.52	(.18)	.48
Total from investment operations	.25		.37	.64	1.00	.30	.95
Distributions to shareholders from:
Net investment income	(.18)		(.40)	(.45)	(.48)	(.49)	(.46)
Net realized gain	–		(.20)	(.17)	–	–	–
Total distributions	(.18)		(.60)	(.62)	(.48)	(.49)	(.46)
Net asset value, end of period	$8.17		$8.10	$8.33	$8.31	$7.79	$7.98
Total Return(b)	3.04	%(c)	4.39%	7.92%	13.21%	3.88%	12.73%
Ratios to Average Net Assets:
Expenses, including expense reductions	.42	%(c)	.87%	.91%	.96%	1.03%	1.07%
Expenses, excluding expense reductions	.42	%(c)	.87%	.91%	.96%	1.03%	1.07%
Net investment income	1.99	%(c)	4.51%	5.23%	5.88%	6.01%	6.08%

Supplemental Data:
Net assets, end of period (000)	$41,513		$44,078	$79,051	$99,968	$109,252	$143,083
Portfolio turnover rate	71.54	%(c)	87.69%	43.16%	45.87%	35.73%	42.65%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	51

Financial Highlights (continued)

	Class R2 Shares
	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$7.93		$8.15	$8.14	$7.63	$7.81	$7.35
Investment operations:
Net investment income(a)	.15		.34	.40	.45	.46	.45
Net realized and unrealized gain (loss)	.07		– (b)	.19	.52	(.18)	.45
Total from investment operations	.22		.34	.59	.97	.28	.90
Distributions to shareholders from:
Net investment income	(.16)		(.36)	(.41)	(.46)	(.46)	(.44)
Net realized gain	–		(.20)	(.17)	–	–	–
Total distributions	(.16)		(.56)	(.58)	(.46)	(.46)	(.44)
Net asset value, end of period	$7.99		$7.93	$8.15	$8.14	$7.63	$7.81
Total Return(c)	2.76	%(d)	4.15%	7.52%	12.94%	3.62%	12.63%
Ratios to Average Net Assets:
Expenses, including expense reductions	.60	%(d)	1.22%	1.21%	1.21%	1.22%	1.22%
Expenses, excluding expense reductions	.60	%(d)	1.22%	1.21%	1.21%	1.22%	1.22%
Net investment income	1.82	%(d)	4.13%	4.92%	5.62%	5.84%	5.92%

Supplemental Data:
Net assets, end of period (000)	$4,151		$4,557	$3,442	$2,624	$1,629	$1,234
Portfolio turnover rate	71.54	%(d)	87.69%	43.16%	45.87%	35.73%	42.65%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

52	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$7.91		$8.14	$8.13	$7.62	$7.80	$7.34
Investment operations:
Net investment income(a)	.15		.35	.41	.45	.46	.45
Net realized and unrealized gain (loss)	.08		(.01)	.19	.52	(.17)	.46
Total from investment operations	.23		.34	.60	.97	.29	.91
Distributions to shareholders from:
Net investment income	(.16)		(.37)	(.42)	(.46)	(.47)	(.45)
Net realized gain	–		(.20)	(.17)	–	–	–
Total distributions	(.16)		(.57)	(.59)	(.46)	(.47)	(.45)
Net asset value, end of period	$7.98		$7.91	$8.14	$8.13	$7.62	$7.80
Total Return(b)	2.94	%(c)	4.13%	7.63%	13.07%	3.73%	12.83%
Ratios to Average Net Assets:
Expenses, including expense reductions	.55	%(c)	1.10%	1.11%	1.11%	1.12%	1.12%
Expenses, excluding expense reductions	.55	%(c)	1.10%	1.11%	1.11%	1.12%	1.12%
Net investment income	1.86	%(c)	4.24%	5.01%	5.73%	5.94%	6.03%

Supplemental Data:
Net assets, end of period (000)	$106,978		$111,368	$85,119	$69,100	$47,338	$34,991
Portfolio turnover rate	71.54	%(c)	87.69%	43.16%	45.87%	35.73%	42.65%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	53

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1970 and incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has eleven classes of shares: Class A, B, C, F, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. Classes R4, R5 and R6 shares commenced at the close of business on June 30, 2015, accordingly results from operations and financial highlights for these share classes are not presented for the period covered in this report. There is no front-end sales charge in the case of Class B, C, F, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask

Notes to Financial Statements (unaudited)(continued)

quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2011 through December 31, 2014. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

Notes to Financial Statements (unaudited)(continued)

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on futures contracts and foreign currency related transactions on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Total Return Swaps–The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

Notes to Financial Statements (unaudited)(continued)

(j)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(k)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(l)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into

Notes to Financial Statements (unaudited)(continued)

bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of June 30, 2015, the Fund had the following unfunded loan commitments:

Security Name
Informatica Corp. Bridge Term Loan	$9,018,000
Rite Aid Corp. Bridge Term Loan	23,900,000
Total	$32,918,000

(m)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the six months ended June 30, 2015, the effective management fee was at an annualized rate of .45% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3, and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C(1)	Class F	Class P	Class R2	Class R3	Class R4
Service	.15%	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Rule 12b-1 fee the Fund pays on Class C shares is a blended rate based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.

Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2015:

Distributor	Dealers
Commissions	Concessions
$194,650	$1,327,356

Distributor received CDSCs of $37,982 and $118,361 for Class A and Class C shares, respectively, for the six months ended June 30, 2015.

A Director and certain of the Fund’s officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2015 and fiscal year ended December 31, 2014 was as follows:

	Six Months Ended
	6/30/2015	Year Ended
	(unaudited)	12/31/2014
Distributions paid from:
Ordinary income	$201,810,532	$435,493,994
Net long-term capital gains	–	206,443,257
Total distributions paid	$201,810,532	$641,937,251

As of June 30, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$9,377,714,787
Gross unrealized gain	294,591,945
Gross unrealized loss	(238,863,928)
Net unrealized security gain	$ 55,728,017

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of premium amortization, certain securities, certain distributions received and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2015 were as follows:

U.S.	Non-U.S.	U.S.	Non-U.S
Government	Government	Government	Government
Purchases*	Purchases	Sales*	Sales
$1,817,603,472	$4,995,123,670	$2,317,276,866	$4,655,417,434

*	Includes U.S. Government sponsored enterprises securities.

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2015 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2015 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into a total return swap for the six months ended June 30, 2015 (as described in note 2(i)) to obtain exposure to an issuer (the Reference Entity). The Fund’s use of total return swaps involve the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the notional value of the contract.

As of June 30, 2015, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

		Foreign
	Interest Rate	Currency
Asset Derivatives	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$2,169,225
Futures Contracts(2)	$9,192,884	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)	–	$1,874,716
Futures Contracts(2)	$2,700,236	–

(1)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(3)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended June 30, 2015, were as follows:

		Foreign
	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	$–	$4,475,506	$–
Futures Contracts	(1,899,838)	–	–
Total Return Swap	–	–	(503,687)
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$–	$(1,727,363)	$–
Futures Contracts	5,957,044	–	–
Total Return Swap	–	–	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$–	$142,979,238	$–
Futures Contract(4)	4,756	–	–
Total Return Swap(3)	–	–	$1,085,991

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2015.
(1)	Statements of Operations location: Net realized gain on futures contracts and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Notes to Financial Statements (unaudited)(continued)

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$2,169,225	$–	$2,169,225
Repurchase Agreement	158,954,652	–	158,954,652
Total	$161,123,877	$–	$161,123,877

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$466,842	$ –	$(380,000)	$–	$86,842
Fixed Income Clearing Corp.	158,954,652	–	–	(158,954,652)	–
J.P. Morgan Chase	123,207	(123,207)	–	–	–
Morgan Stanley	1,579,176	(187,791)	(1,020,000)	–	371,385
Total	$161,123,877	$(310,998)	$(1,400,000)	$(158,954,652)	$458,227

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,874,716	$–	$1,874,716
Total	$1,874,716	$–	$1,874,716

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Deutsche Bank AG	$7,324	$ –	$–	$–	$7,324
J.P. Morgan Chase	1,679,601	(123,207)	(1,470,000)	–	86,394
Morgan Stanley	187,791	(187,791)	–	–	–
Total	$1,874,716	$(310,998)	$(1,470,000)	$–	$93,718

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by each counterparty as of June 30, 2015.
(c)	Net amount represents the amount owed by the Fund to each counterparty as of June 30, 2015.

8.	DIRECTORS’ REMUNERATION

The Fund’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the

Notes to Financial Statements (unaudited)(continued)

Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

During the six months ended June 30, 2015, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for the Fund in Other expenses in the Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

During the six months ended June 30, 2015, the Fund did not utilize the Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, while securities of government sponsored enterprises are guaranteed

Notes to Financial Statements (unaudited)(continued)

with respect to the timely payment of interest and principal by the particular enterprise involved, they are not guaranteed by the U.S. Government. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

		Six Months Ended
		June 30, 2015		Year Ended
		(unaudited)		December 31, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	79,726,162	$641,962,617	111,423,602	$918,240,032
Converted from Class B*	1,368,565	11,080,395	2,142,810	17,618,759
Reinvestment of distributions	11,731,213	94,707,586	38,648,796	314,579,217
Shares reacquired	(75,716,349)	(610,876,363)	(168,224,672)	(1,381,835,358)
Increase (decrease)	17,109,591	$136,874,235	(16,009,464)	$(131,397,350)

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		June 30, 2015		Year Ended
		(unaudited)		December 31, 2014
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	60,763	$492,358	259,140	$2,132,074
Reinvestment of distributions	220,839	1,789,252	951,988	7,772,967
Shares reacquired	(1,681,181)	(13,617,055)	(3,548,570)	(29,301,431)
Converted to Class A*	(1,363,747)	(11,080,395)	(2,135,198)	(17,618,759)
Decrease	(2,763,326)	$(22,415,840)	(4,472,640)	$(37,015,149)

Class C Shares
Shares sold	19,318,235	$156,344,793	48,845,002	$403,643,174
Reinvestment of distributions	3,808,149	30,816,352	13,254,542	107,967,916
Shares reacquired	(26,508,251)	(214,456,830)	(43,041,566)	(354,442,454)
Increase (decrease)	(3,381,867)	$(27,295,685)	19,057,978	$157,168,636

Class F Shares
Shares sold	69,441,955	$559,839,511	142,877,845	$1,176,107,584
Reinvestment of distributions	4,268,593	34,416,686	11,251,747	91,167,797
Shares reacquired	(50,399,472)	(405,592,647)	(61,839,426)	(504,666,801)
Increase	23,311,076	$188,663,550	92,290,166	$762,608,580

Class I Shares
Shares sold	42,360,889	$338,996,918	59,997,674	$488,856,081
Reinvestment of distributions	1,027,842	8,256,911	2,697,413	21,835,532
Shares reacquired	(38,271,300)	(306,784,791)	(55,352,723)	(449,121,726)
Increase	5,117,431	$40,469,038	7,342,364	$61,569,887

Class P Shares
Shares sold	206,348	$1,702,132	1,140,401	$9,603,269
Reinvestment of distributions	111,013	916,095	553,934	4,626,282
Shares reacquired	(675,674)	(5,558,637)	(5,745,354)	(47,825,088)
Decrease	(358,313)	$(2,940,410)	(4,051,019)	$(33,595,537)

Class R2 Shares
Shares sold	77,066	$621,106	374,253	$3,049,250
Reinvestment of distributions	4,410	35,590	11,613	93,653
Shares reacquired	(136,989)	(1,105,528)	(233,027)	(1,923,163)
Increase (decrease)	(55,513)	$(448,832)	152,839	$1,219,740

Class R3 Shares
Shares sold	2,146,123	$17,312,580	5,507,881	$45,366,853
Reinvestment of distributions	257,257	2,073,204	894,567	7,256,925
Shares reacquired	(3,067,857)	(24,496,247)	(2,786,607)	(22,787,182)
Increase (decrease)	(664,477)	$(5,110,463)	3,615,841	$29,836,596

Class R4 Shares(a)
Shares sold	1,252	$10,000	–	$–
Increase	1,252	$10,000	–	$–

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended June 30, 2015 (unaudited)		Year Ended December 31, 2014
Class R5 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	1,258	$10,000	–	$–
Increase	1,258	$10,000	–	$–

Class R6 Shares(a)
Shares sold	1,258	$10,000	–	$–
Increase	1,258	$10,000	–	$–

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Shares commenced at the close of business on June 30, 2015.

14.	RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning after December 15, 2014. The effective dates for interim periods vary for the requirements within this guidance. Management does not believe the impact, if any, of this guidance will be material to the Fund’s financial statement disclosures.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by		LABD-3
LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Bond-Debenture Fund, Inc.	(08/15)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 20, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 20, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 20, 2015